united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 81 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 10/31/16

Item 1. Reports to Stockholders.

# LOOKING LONG-TERM

Semi-Annual Report | AdvisorOne Funds | October 31, 2016

CLS INVESTMENTS

Distributed by Northern Lights Distributors, LLC, Member FINRA

AdvisorOne Funds Semi-Annual Report

Table of Contents

Letter from the Chief Investment Officer	3
CLS Global Aggressive Equity Fund - Portfolio Summary	6
CLS Global Aggressive Equity Fund - Performance Update	7
CLS Global Diversified Equity Fund - Portfolio Summary	8
CLS Global Diversified Equity Fund - Performance Update	9
CLS Global Growth Fund - Portfolio Summary	10
CLS Global Growth Fund - Performance Update	11
CLS Growth and Income Fund - Portfolio Summary	12
CLS Growth and Income Fund - Performance Update	13
CLS Flexible Income Fund - Portfolio Summary	14
CLS Flexible Income Fund - Performance Update	15
CLS International Equity Fund - Portfolio Summary	16
CLS International Equity Fund - Performance Update	17
CLS Shelter Fund - Portfolio Summary	18
CLS Shelter Fund - Performance Update	19
Milestone Treasury Obligations Fund - Portfolio Summary	20
CLS Global Aggressive Equity Fund - Schedule of Investment	22
CLS Global Diversified Equity Fund - Schedule of Investments	24
CLS Global Growth Fund - Schedule of Investments	26
CLS Growth and Income Fund - Schedule of Investments	28
CLS Flexible Income Fund - Schedule of Investments	30
CLS International Equity Fund - Schedule of Investments	33
CLS Shelter Fund - Schedule of Investments	34
Milestone Treasury Obligations Fund - Schedule of Investments	35
Statements of Assets and Liabilities	36
Statements of Operations	40

AdvisorOne Funds Semi-Annual Report

Table of Contents, cont’d.

CLS Global Aggressive Equity Fund - Statements of Changes in Net Assets	42
CLS Global Diversified Equity Fund - Statements of Changes in Net Assets	42
CLS Global Growth Fund - Statements of Changes in Net Assets	43
CLS Growth and Income Fund - Statements of Changes in Net Assets	43
CLS Flexible Income Fund - Statements of Changes in Net Assets	44
CLS International Equity Fund - Statements of Changes in Net Assets	44
CLS Shelter Fund - Statements of Changes in Net Assets	45
Milestone Treasury Obligations Fund - Statements of Changes in Net Assets	45
CLS Global Aggressive Equity Fund - Financial Highlights	46
CLS Global Diversified Equity Fund - Financial Highlights	47
CLS Global Growth Fund - Financial Highlights	48
CLS Growth and Income Fund - Financial Highlights	49
CLS Flexible Income Fund - Financial Highlights	50
CLS International Equity Fund - Financial Highlights	51
CLS Shelter Fund - Financial Highlights	52
Milestone Treasury Obligations Fund - Financial Highlights	53
Notes to Financial Statements	55
Shareholder Expense Example	82

AdvisorOne Funds Semi-Annual Report

Letter from the Portfolio Management Team

Dear Shareholders:

In our semi-annual update, we can report the eight-year bull market in U.S. large-cap equities remains strong. Recent performance added to those positive returns, and markets around the world also participated in gains.

Over the six-month period that ended October 31, 2016, the overall U.S. market, as defined by the Russell 3000 (an index composed of the 3,000 largest U.S. stocks), gained 4.18%. The S&P 500 (an index of 500 large-capitalization companies widely used as a benchmark for larger companies) gained 4.06%, and the Russell 2000 (an index comprised of the 2,000 smallest companies on the Russell 3000 and used as a benchmark for smaller companies) gained 6.13%.

Overseas, equity markets were mixed. While the MSCI EAFE (an index of developed markets) had a slight loss of 0.16%, the MSCI EM (an index for emerging markets) was up more than 9.41%.

The Bloomberg Barclays U.S. Aggregate Bond Index (a proxy for U.S. investment-grade bond market) was up 1.51%.

All in all, it was a good six months for globally diversified portfolios.

Unlike last year at this time, the current environment plays into our style of investing. At CLS Investments (CLS), we strongly believe that Risk-Budgeted, global, balanced portfolios help investors succeed over time. We believe this basic approach makes sense for many investors.

The CLS Approach

Let’s break down our beliefs into a bit more detail as they inform our approach to portfolio management of the CLS AdvisorOne Funds.

1.	Helping Investors Succeed

We believe Risk-Budgeted, global, balanced portfolios, along with clear and transparent communication, help investors achieve success. If portfolios behave as expected, investors are more likely to stay the course with their investment plans.

2.	Global

We believe diversification across domestic and international markets should provide smoother returns and ultimately higher risk-adjusted performance than domestic-only portfolios over time.

AdvisorOne Funds Semi-Annual Report

3.	Balanced

We believe multi-asset allocations — and managing the proper balance between assets depending on a portfolio’s mandate — works for investors. Again, smoother returns should translate into better investor experiences and results.

We also believe in the power of teamwork and discipline. All CLS-managed Funds are team-managed using disciplined processes that we believe are key to long-term success.

Investment Outlook

As active, multi-asset allocators, we build our various portfolios around the CLS Investment Themes. These Themes are approved by the CLS Investment Committee and guide our approach to managing Funds:

●	Smart Beta:

We expect lower U.S. stock market returns in the year(s) ahead and will therefore emphasize factor-based ETFs, otherwise known as smart beta ETFs. These ETFs have a rules-based approach to building a portfolio, which emphasizes a factor, such as value, growth, or high quality.

Factor-based ETFs capture the essence of active management but at a fraction of the cost. We believe this emphasis will enhance returns in the year(s) ahead. CLS is an industry leading user of smart beta ETFs, and this emphasis will continue.

In addition, we expect market volatility will increase in the year(s) ahead. Market volatility has been at historically low levels in recent years, and this usually sets the stage for increased volatility. We believe utilizing factor-based analysis will give us another tool to help manage risk.

●	International Opportunities:

Though we have seen a resurgence in emerging market equity returns in 2016, international markets have still significantly underperformed the U.S. stock market in recent years. Now, however, they have considerably better valuations, which in turn suggest better returns moving forward. As investors, those are the returns we need to build portfolios around.

In addition to valuations, yields, monetary policies, and reforms play greater roles in a low-growth world, and international markets are more likely to benefit from these factors than U.S. markets going forward.

AdvisorOne Funds Semi-Annual Report

●	Creative Diversification:

Given the low level of interest rates, we seek to be creative in how we diversify our equity-dominated portfolios. We can do this in two ways. First, we can be active in our fixed-income exposures. For instance, we can actively manage duration (interest-rate sensitivity), credit, and sector exposures. Currently, our portfolios are less interest-rate sensitive than the overall bond market, and our overall credit quality is higher than in years past. Second, we can use alternative asset class segments and strategies, which can include managed futures, hedge Fund strategies, and currencies. This could also mean increased exposure to commodities, which have been beaten down over the last several years (as a result, many commodities are at multi-year price lows).

In addition to these three established Investment Themes, the AdvisorOne Funds also share another theme: Global Value. In short, as global investors, we will tilt portfolios toward sectors and regions that appear to be relatively attractive compared to historical norms. Current examples include financial and natural resource stocks.

Thank you for your trust and confidence in managing your Funds.

Sincerely,

Portfolio Management Team

6749-NLD-11/14/2016
2655-CLS-11/11/2016

The AdvisorOne Funds are each a fund of funds, meaning they invest in underlying mutual funds and exchange traded funds (“Underlying Funds”). In some instances, it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that the investment advisors of those Underlying Funds may make investment decisions detrimental to the performance of the Funds or the Underlying Funds that may be more volatile than investments in other mutual funds. The Funds invest in Underlying Funds as well as equity, bond or derivative securities.

AdvisorOne Funds Semi-Annual Report

CLS Global Aggressive Equity Fund - Portfolio Summary

Portfolio Commentary

CLS Global Aggressive Equity gained 5.22% over the six-month period ended October 31, 2016. The Fund has a Risk Budget of 110 (over time, it assumes 110% of the risk of a diversified equity portfolio).

The Fund outperformed its benchmark during this time frame. Strong performance from technology companies, specifically semiconductors and dividend-paying technology stocks, contributed to the outperformance. Positions in European equities, meanwhile, generally detracted from performance.

The largest portfolio tilts remain in technology and materials. Allocations in health care have been reduced in favor of financial services companies. Regionally, Europe and Australia remain overweight. Emerging Asian countries, such as China and India, also remain overweight.

Turnover for the Fund over the past six months was 14%.

*	Based on total net asset value as of October 31, 2016. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.

Portfolio Composition*

*Percentages based on Net Assets

Top Ten Portfolio Holdings*

VanEck Vectors Morningstar Wide Moat ETF	8.82%
The Fund is a rules-based, equal weighted index intended to offer exposure to the 20 most attractively price companies with sustainable competitive advantages.
iShares PHLX Semiconductor ETF	7.36%
The Fund seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector.
First Trust NASDAQ Technology Dividend Index Fund	7.02%
The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ Technology Dividend Index.
First Trust Dorsey Wright International Focus 5 ETF	6.39%
The Fund seeks to provide targeted exposure to the five First Trust sector and industry based ETFs that Dorsey, Wright & Associates (DWA) believes offer the greatest potential to outperform the other ETFs in the selection universe and that satisfy trading volume and liquidity requirements.
iShares Currency Hedged MSCI Japan ETF	5.70%
The Fund seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar.
iShares U.S. Medical Devices ETF	5.36%
The Fund seeks to track the investment results of an index composed of U.S. equities in the medical devices sector.
iShares U.S. Insurance ETF	5.34%
The Fund seeks to track the investment results of an index composed of U.S. equities in the insurance sector.
WisdomTree Europe Small Cap Dividend Fund	5.12%
The Fund seeks to track the investment results of dividend-paying small-cap companies in the European equity market.
ProShares Large Cap Core Plus	4.42%
The Fund seeks investment results that track the performance of the Credit Suisse 130/30 Large Cap Index.
Guggenheim MSCI Global Timber	4.17%
The Fund seeks investment results that correspond generally to the performance, before the fund’s fees and expenses, of the MSCI ACWI IMI Timber Select Capped Index.

AdvisorOne Funds Semi-Annual Report

CLS Global Aggressive Equity Fund - Performance Update

Annualized Total Returns as of October 31, 2016

						Since
			3 Year	5 Year	10 Year	Inception	Inception
	6 Months*	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class N Shares[1]	5.22%	4.27%	3.90%	9.21%	N/A	8.79%	10/1/09
Russell 3000® Index	4.18%	4.24%	8.13%	13.35%	N/A	13.11%	10/1/09

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Global Aggressive Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS Global Aggressive Equity Fund per the most recent prospectus was 1.93%. Performance results reflect a contractual fee waiver by the investment advisor as described in the prospectus of the Fund. The Fund’s performance over the periods shown above would have been lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 110% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US). The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

AdvisorOne Funds Semi-Annual Report

CLS Global Diversified Equity Fund - Portfolio Summary

Portfolio Commentary

CLS Global Diversified Equity returned 3.84% for the six-month period ended October 31, 2016. The Fund has a Risk Budget of 100 (over time, it is approximately as risk as a diversified equity portfolio).

The Fund outperformed its benchmark during this time frame. Exposure to the domestic technology and financial sectors as well as exposure to emerging markets contributed to the outperformance. Exposure to European equities detracted from performance during the period.

Regarding our equity positioning among sectors, the largest sector tilt remains technology. Within regional positioning, the largest tilt remains Asia, both developed and emerging. Technology and Asian equities still continue to look attractive on a number of relative valuation, momentum, and Fundamental characteristics.

Turnover for the Fund over the last six months was 24%.

*	Based on total net asset value as of October 31, 2016. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.

Portfolio Composition*

*Percentages based on Net Assets

Top Ten Portfolio Holdings*

iShares Edge MSCI USA Quality Factor ETF	10.11%
The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
SPDR S&P Emerging Markets Dividend ETF	9.30%
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P® Emerging Markets Dividend Opportunities Index.
Technology Select Sector SPDR Fund	9.22%
The Fund seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the Technology Select Sector Index.
Vanguard Dividend Appreciation ETF	8.63%
The Fund seeks to track the performance of the NASDAQ US Dividend Achievers Select Index.
JPMorgan Diversified Return International Equity ETF	7.65%
The Fund seeks to track the FTSE Developed ex North America Diversified Factor Index, which was developed in partnership between FTSE and JP MorganVanguard.
Vanguard FTSE Europe ETF	5.41%
The Fund seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in the major markets of Europe.
iShares Global Energy ETF	4.02%
The Fund seeks to track the investment results of an index composed of global equities in the energy sector.
Vanguard FTSE Pacific ETF	3.91%
The Fund seeks to track the performance of the FTSE Developed Asia Pacific All Cap Index, which measures the investment return of stocks issued by companies located in the major markets of the Pacific region.
SPDR S&P Emerging Asia Pacific ETF	3.89%
The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P® Asia Pacific Emerging BMI Index.
PowerShares DB Commodity Index Tracking Fund	3.47%
The Fund seeks to track changes, whether positive or negative, in the level of the DBIQ Optimum Yield Diversified Commodity Index Excess Return™ (DBIQ Opt Yield Diversified Comm Index ER) plus the interest income from the Fund’s holdings of primarily US Treasury securities and money market income less the Fund’s expenses.

AdvisorOne Funds Semi-Annual Report

CLS Global Diversified Equity Fund - Performance Update

Annualized Total Returns as of October 31, 2016

						Since
			3 Year	5 Year	10 Year	Inception	Inception
	6 Months*	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class N Shares[1]	3.84%	2.29%	2.76%	7.78%	4.18%	5.39%	7/14/97
Russell 3000® Index	4.18%	4.24%	8.13%	13.35%	6.76%	6.68%	7/14/97

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Global Diversified Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS Global Diversified Equity Fund per the most recent prospectus was 1.45%. Performance results reflect a contractual fee waiver by the investment advisor as described in the prospectus of the Fund. The Fund’s performance would be lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The blended benchmark consists of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US). The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

AdvisorOne Funds Semi-Annual Report

CLS Global Growth Fund - Portfolio Summary

Portfolio Commentary

CLS Global Growth returned 3.24% for the six-month period ended October 31, 2016. The Fund has a Risk Budget of 80 (over time, it is approximately 80% as risky as a diversified equity portfolio).

The Fund outperformed its benchmark during this time frame. Exposure to the technology and financial sectors as well as exposure to emerging markets contributed to the out performance. Meanwhile, exposure to European equities detracted from performance.

The largest sector tilts are technology and financials. Within regional positioning, the largest tilt remains emerging Asia and Latin America. Technology, financials, emerging Asia, and Latin America continue to look attractive on a number of relative valuation, momentum, and Fundamental characteristics.

Turnover for the Fund over the last six months was 4%.

*	Based on total net asset value as of October 31, 2016. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.

Portfolio Composition*

*Percentages based on Net Assets

Top Ten Portfolio Holdings*

First Trust NASDAQ Technology Dividend Index Fund	9.70%
The Fund seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the NASDAQ Technology Dividend Index.
iShares Edge MSCI Min Vol USA ETF	8.97%
The Fund seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market.
iShares Edge MSCI Min Vol EAFE ETF	8.36%
The Fund seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada.
iShares Edge MSCI USA Quality Factor ETF	8.21%
The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
Financial Select Sector SPDR Fund	7.33%
The Fund seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the Financial Select Sector Index.
Columbia Emerging Markets Consumer ETF	6.99%
The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the Dow Jones Emerging Markets Consumer Titans 30 Index.
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	6.76%
The Fund seeks investment results that correspond generally to the performance, before fees and expense, of the MSCI EAFE US Dollar Hedged Index.
SPDR Doubleline Total Return Tactical ETF	5.13%
The Fund seeks to maximize total return.
PowerShares Emerging Markets Sovereign Debt Portfolio	4.61%
The Fund will normally invest at least 80% of its total assets in securities that comprise the Index. The Index tracks the potential returns of a theoretical portfolio of liquid emerging markets US dollar-denominated government bonds issued by approximately 22 emerging-market countries.
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	4.47%
The Fund tracks The BofA Merrill Lynch 0-5 Year US High Yield Constrained IndexSM, and aims to achieve the yield,volatility level, and low or negative correlations with other asset classes inherent in short maturity high yield.

AdvisorOne Funds Semi-Annual Report

CLS Global Growth Fund - Performance Update

Annualized Total Returns as of October 31, 2016

						Since
			3 Year	5 Year	10 Year	Inception	Inception
	6 Months*	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class N Shares[1]	3.24%	2.01%	2.50%	6.83%	3.85%	3.74%	1/27/06
Russell 3000® Index	4.18%	4.24%	8.13%	13.35%	6.76%	7.04%	1/27/06

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Global Growth Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS Global Growth Fund per the most recent prospectus was 1.55%. Performance results reflect a contractual fee waiver by the investment advisor as described in the prospectus of the Fund. The Fund’s performance as shown above would have been lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 80% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US), and (ii) 20% of the 1-3 month Treasury Bill index. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Semi-Annual Report

CLS Growth and Income Fund - Portfolio Summary

Portfolio Commentary

CLS Growth and Income returned 2.84% for the six-month period ended October, 31, 2016. The Fund has a Risk Budget of 55 (over time, it is approximately 55% as risky as a diversified equity portfolio).

The Fund outperformed its benchmark during this time frame. Exposure to the technology sector and emerging markets contributed to the outperformance, while exposure to European equities detracted.

The largest sector tilt remains technology and energy. Within regional positioning, the largest tilt remains Asia, both developed and emerging, and Japan. Technology and Asian equities still continue to look attractive on a number of relative valuation, momentum, and fundamental characteristics.

The Fund’s interest-rate sensitivity was approximately equivalent to the overall bond market. The Fund is positioned to outperform if high-yield and emerging-market fixed income perform well, which was beneficial to performance for the six-month period.

Turnover for the Fund over the last six months was 8%.

*	Based on total net asset value as of October 31, 2016. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.

Portfolio Composition*

*Percentages based on Net Assets

Top Ten Portfolio Holdings*

PIMCO Total Return Active Exchange-Traded Fund	10.58%
The Fund is a diversified portfolio of high quality bonds that are actively managed in an effort to maximize return in a risk-controlled framework.
iShares TIPS Bond ETF	8.35%
The Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the U.S. Treasury market as defined by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).
iShares Edge MSCI USA Quality Factor ETF	7.53%
The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
PowerShares Fundamental High Yield Corporate Bond Portfolio	7.31%
The Fund seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI®Bonds US High Yield 1-10 Index (the “Underlying Index”).
PowerShares Emerging Markets Sovereign Debt Portfolio	6.37%
The Fund is based on the DB Emerging Market USD Liquid Balanced Index (Index). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index.
Vanguard Dividend Appreciation ETF	4.94%
The Fund seeks to track the performance of the NASDAQ US Dividend Achievers Select Index.
SPDR Doubleline Total Return Tactical ETF	4.54%
The Fund seeks to maximize total return.
iShares Edge MSCI Min Vol EAFE ETF	4.19%
The Fund seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada.
Fidelity Total Bond ETF	3.51%
The Fund seeks to provide a high level of current income. The fund normally invests at least 80% of its assets in debt securities of all types and repurchase agreements for those securities.
WisdomTree Managed Futures Strategy Fund	3.39%
The Fund seeks to achieve positive total returns in rising or falling markets that are not directly correlated to broad market equity or fixed income returns.

AdvisorOne Funds Semi-Annual Report

CLS Growth and Income Fund - Performance Update

Annualized Total Returns as of October 31, 2016

						Since
			3 Year	5 Year	10 Year	Inception	Inception
	6 Months*	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class N Shares[1]	2.84%	4.44%	2.33%	5.33%	3.17%	3.47%	7/14/97
Russell 3000® Index	4.18%	4.24%	8.13%	13.35%	6.76%	6.68%	7/14/97

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Growth and Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS Growth and Income Fund per the most recent prospectus was 1.56%. Performance results reflect a contractual fee waiver by the investment advisor as described in the prospectus of the Fund. The Fund’s performance as shown above would have been lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 55% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US), and (ii) 45% of the 1-3 month Treasury Bill index. The weightings against this benchmark are consistent with the risk level of the Fund and these indexes are utilized to reflect the Fund’s broad exposure to the global equity market. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Semi-Annual Report

CLS Flexible Income Fund - Portfolio Summary

Portfolio Commentary

CLS Flexible Income returned 2.21% for the six-month period ended October 31, 2016. The Fund has a Risk Budget of 20 (over time, it is approximately 20% as risky as a diversified equity portfolio).

The Fund outperformed its benchmark during the time frame, with high-yield bonds, emerging market bonds, and global equities helping performance. Treasury bonds and commodities detracted from performance during the period.

The Fund has increased exposure to senior floating-rate loans and value-oriented equities and reduced exposure to short-term municipal bonds, high-yield bonds, and low-volatility stocks.

In terms of sector positioning, the largest overweight remains to corporate bonds, both investment-grade and high-yield. The Fund also has notable overweights to municipal bonds, mortgage-backed bonds, and international bonds. The Fund is underweight to Treasury bonds. We expect short-term interest rates to continue to grind higher, and there are signs inflation is on the rise. This expectation has led to a modestly below-benchmark duration position for the Fund.

Turnover for the Fund over the last six months was 2%.

*	Based on total net asset value as of October 31, 2016. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.

Portfolio Composition*

*Percentages based on Net Assets

Top Ten Portfolio Holdings*

PIMCO Enhanced Short Maturity Active ETF	8.41%
The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.
SPDR Doubleline Total Return Tactical ETF	8.21%
The Fund seeks to maximize total return.
PowerShares Senior Loan Portfolio	5.90%
The Fund seeks investment results that generally correspond to the price and yield of S&P/LSTA U.S. Leverages Loan 100 Index.
iShares Core U.S. Aggregate Bond ETF	5.35%
The Fund seeks to track the investment results of an index composed of the total U.S. investment-grade bond market.
iShares Intermediate Credit Bond ETF	5.30%
The Fund seeks to track the investment results of an index composed of U.S. dollar-denominated, investment-grade corporate, sovereign, supranational, local authority and non-U.S. agency bonds with remaining maturities between one and ten years.
iShares TIPS Bond ETF	4.61%
The Fund seeks results that correspond generally to the price and yield performance, before fees and expenses, of the inflation-protected sector of the U.S. Treasury market as defined by the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L).
iShares iBoxx $ High Yield Corporate Bond ETF	4.61%
The Fund seeks investment results that correspond generally to the price and yield performance of the U.S. dollar high yield corporate bond market as defined by the iBoxx $ Liquid High Yield Index.
Vanguard Intermediate-Term Corporate Bond ETF	4.44%
The Fund seeks to track the performance of a market-weighted corporate bond index with an intermediate-term dollar-weighted average maturity.
Vanguard Total Bond Market ETF	4.08%
The Fund seeks to track the performance of a broad, market-weighted bond index.
PIMCO Total Return Active ETF	3.40%
The Fund is a diversified portfolio of high quality bonds that is actively managed in an effort to maximize return in a risk-controlled framework.

AdvisorOne Funds Semi-Annual Report

CLS Flexible Income Fund - Performance Update

Annualized Total Returns as of October 31, 2016

						Since
			3 Year	5 Year	10 Year	Inception	Inception
	6 Months*	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class N Shares[1]	2.21%	4.31%	2.12%	2.41%	N/A	3.18%	10/1/09
Russell 3000® Index	4.18%	4.24%	8.13%	13.35%	N/A	13.11%	10/1/09
Bloomberg Barclays US Aggregate Bond Index	1.51%	4.37%	3.48%	2.90%	N/A	3.89%	10/1/09

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Flexible Income Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS Flexible Income Fund per the most recent prospectus was 1.24%. Performance results reflect a contractual fee waiver by the investment advisor as described in the prospectus of the Fund. The Fund’s performance as shown above would have been lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Barclays Aggregate Bond Index is a market-capitalization-weighted index that covers the USD-denominated, investment-grade (rated Baa3 or above by Moody’s), fixed-rate, and taxable areas of the bond market. Prior to August 24, 2016, the index was known as Barclays Aggregate Bond Index.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

Performance of the risk budget benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk budget benchmark consists of (i) 20% of a blended benchmark consisting of 60% of the Russell 3000® Index and 40% of the MSCI ACWI (ex-US), and (ii) 80% of the 1-3 month Treasury Bill index. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Semi-Annual Report

CLS International Equity Fund - Portfolio Summary

Portfolio Commentary

CLS International Equity generated a return 1.67% for the six-month period ended October 31, 2016. The Fund consists of primarily international equities and is not Risk Budgeted although it is managed with risk considerations and a focus on delivering higher incremental-income relative to its benchmark. The portfolio management methodology is quantitatively driven through the use of fundamental risk factors.

The Fund trailed its benchmark during this time frame, primarily due to an overweight to frontier market stocks and exposure to the minimum volatility factor. Individual country allocations, primarily within Asia, and value factor exposures helped performance.

At the end of October, the Fund continues to be overweight to emerging markets, both traditional and frontier markets. The Fund is notably underweight to developed Europe. The factor allocation has shifted from minimum volatility to value.

Turnover for the Fund over the last six months was approximately 85%.

*	Based on total net asset value as of October 31, 2016. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.

Portfolio Composition*

*Percentages based on Net Assets

Top Ten Portfolio Holdings*

iShares MSCI EAFE Value ETF	14.33%
The Fund seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics.
iShares International Select Dividend ETF	13.89%
The Fund seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets.
PowerShares FTSE RAFI Emerging Markets Portfolio	13.63%
The Fund is based on the FTSE RAFI Emerging Markets Index (Index). The Fund will normally invest at least 90% of its total assets in securities that comprise the Index and American Depository Receipts (ADRs) based on the securities in the Index. The Index is designed to track the performance of the largest Emerging Market equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends.
iShares Edge MSCI Min Vol Japan ETF	11.35%
The Fund seeks to track the investment results of an index composed of Japanese equities that, in the aggregate, have lower volatility charachteristics relative to the broader Japanese equity markets.
iShares Edge MSCI Min Vol EAFE ETF	5.67%
The Fund seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada.
iShares Edge MSCI Min Vol Emerging Markets ETF	5.36%
The Fund seeks to track the investment results of an index composed of emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader emerging equity markets.
iShares MSCI Italy Capped ETF	5.27%
The Fund seeks to track the investment results of an index composed of Italian equities.
iShares MSCI Taiwan ETF	5.10%
The Fund seeks to track the investment results of an index composed of Taiwanese equities.
Global X MSCI Colombia ETF	4.97%
The Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Colombia Capped Index.
iShares MSCI Israel Capped ETF	4.57%
The Fund seeks to track the investment results of a broad-based index composed of Israeli equities.

AdvisorOne Funds Semi-Annual Report

CLS International Equity Fund - Performance Update

Annualized Total Returns as of October 31, 2016

						Since
			3 Year	5 Year	10 Year	Inception	Inception
	6 Months*	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class N Shares[1]	1.67%	5.11%	1.96%	5.22%	2.95%	3.09%	4/19/06
Russell 3000® Index	4.18%	4.24%	8.13%	13.35%	6.76%	6.89%	4/19/06
MSCI ACWI (ex-US)	2.01%	0.22%	(1.49)%	3.64%	1.61%	1.93%	4/19/06

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS International Equity Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS International Equity Fund per the most recent prospectus was 2.66%. Performance results reflect a contractual fee waiver by the investment advisor as described in the prospectus of the Fund. The Fund’s performance as shown above would have been lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

The MSCI ACWI (ex-US) is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets.

AdvisorOne Funds Semi-Annual Report

CLS Shelter Fund - Portfolio Summary

Portfolio Commentary

CLS Shelter returned 3.52% for the six-month period ended October 31, 2016. The Fund has a risk-based benchmark (75 percent of a blended benchmark consisting of 80 percent of the Russell 3000 Index (composed of the 3,000 largest U.S. stocks) and 20 percent of the MSCI ACWI (ex-US) (a benchmark for international stocks), and 25 percent of the 1-3 month Treasury Bill index (an index of very short-term government debt securities)).

During this time frame, upward-trending markets kept the Fund invested mostly in a diversified portfolio of stocks. The protected portion of the allocation peaked at 35% and was frequently below that level. Market declines were relatively modest, so there were no moves to Treasury bills.

The Fund began the period with 25% invested in reduced volatility and 75% in diversified stocks. It stayed at those levels until a downturn in late June pushed the protection allocation to 35%. Markets rallied from that point and the Fund moved to fully invested status in early August. This marked the first time in nearly one year that the Fund had no allocation to protection assets. A slight dip in early September pushed the Fund into 5% protection allocation, where it generally remained for the next six weeks.

The protection allocation being lower than normal helped performance. Value stocks were particularly beneficial to the portfolio, and emerging market stocks also contributed to performance. Diversified stocks rose and reduced-volatility stocks lagged the benchmark.

Turnover for the Fund over the last six months was 127%.

*	Based on total net asset value as of October 31, 2016. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.

Portfolio Composition*

*Percentages based on Net Assets

Top Portfolio Holdings*

iShares Edge MSCI USA Quality Factor ETF	20.00%
The Fund seeks to track the investment results of an index that measures the performance of U.S. large- and mid-capitalization stocks as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity.
Guggenheim S&P 500 Pure Value ETF	15.20%
The Fund seeks to replicate as closely as possible, before fees and expenses, the performance of the S&P 500 Pure Value Index.
iShares Edge MSCI USA Value Factor ETF	15.11%
The Fund seeks to track the performance of an index that measures the performance of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, before fees and expenses.
Guggenheim S&P 500 Equal Weight ETF	13.61%
The Fund seeks to replicate as closely as possible the performance of the S&P 500 Equal Weight Index, before fees and expenses, on a daily basis.
iShares Core MSCI Emerging Markets ETF	10.05%
The Fund seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities.
iShares Core MSCI EAFE ETF	9.98%
The Fund seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada.
PowerShares S&P 500 Low Volatility Portfolio	5.05%
The Fund will invest at least 90% of its total assets in common stocks that comprise the S&P 500 Index.
iShares MSCI ACWI ETF	5.04%
The Fund seeks to track the investment results of an index composed of large and mid-capitalization developed and emerging market equities.
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	5.01%
The Fund seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE US Dollar Hedged Index.

AdvisorOne Funds Semi-Annual Report

CLS Shelter Fund - Performance Update

Annualized Total Returns as of October 31, 2016

						Since
			3 Year	5 Year	10 Year	Inception	Inception
	6 Months*	1 Year	(Annualized)	(Annualized)	(Annualized)	(Annualized)	Date
Class N Shares[1]	3.52%	4.16%	5.02%	6.16%	N/A	4.52%	12/30/09
Russell 3000® Index	4.18%	4.24%	8.13%	13.35%	N/A	12.04%	12/30/09

*	Figure is not annualized.

[1]	Class N Shares are not subject to an initial sales charge or a CDSC.

Growth of a $10,000 Investment

This chart illustrates a comparison of a hypothetical investment of $10,000 in the CLS Shelter Fund (assuming reinvestment of all dividends and distributions) versus the Fund’s benchmark index.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying fund expenses, for the CLS Shelter Fund per the most recent prospectus was 1.42%. Performance results reflect a contractual fee waiver by the investment advisor as described in the prospectus of the Fund. The Fund’s performance shown above would have been lower had the advisor not waived fees and/or reimbursed expenses. For performance information current to the most recent month-end, please call toll-free 1-866-811-0225.

The Russell 3000® Index is a market-capitalization-weighted index that measures 98% of the investable U.S. equity market.

Performance of the risk based benchmark shows how the Fund’s performance compares to an index with similar investment strategies and underlying holdings as the Fund. The risk based benchmark consists of (i) 75% of a blended benchmark consisting of 80% of the Russell 3000® Index and 20% of the MSCI ACWI (ex-US), and (ii) 25% of the 1-3 month Treasury Bill index. The MSCI ACWI (ex-US) is an index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities. The index includes both developed and emerging markets. The 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

AdvisorOne Funds Semi-Annual Report

Milestone Treasury Obligations Fund - Portfolio Summary

Portfolio Commentary

During the past six months, the Milestone Treasury Obligations Fund focused on its conservative investment philosophy and management discipline. We are proud to provide this semi-annual report which highlights the results of our conservative, compliance-driven investment philosophy.

As we enter 2017, we remain committed to our mission and values. We look forward to continuing to work in partnership with you all to address your liquidity objectives and cash management priorities. We will continue to explore new cash management capabilities in direct response to requests from both current and prospective investors.

*	Based on total net asset value as of October 31, 2016. Portfolio holdings are subject to change and should not be a recommendation to buy individual securities. Concentrating in a small number of investments increases the Fund’s risk because each investment has a greater effect on the Fund’s performance.

You cannot invest directly in an index or benchmark.

Portfolio Composition*

*Percentages based on Net Assets

Top Portfolio Holdings*

U.S. Treasury Bills	41.5%
A short-term debt obligation backed by the U.S. government with a maturity of less than one year. T-bills are sold in denominations of $1,000 up to a maximum purchase of $5 million and commonly have maturities of one month (four weeks), three months (13 weeks) or six months (26 weeks).
Repurchase Agreements	64.8%
A form of short-term borrowing for dealers in government securities. The dealer sells the government securities to investors, usually on an overnight basis, and buys them back the following day.

All data is as of April 30, 2016. The Portfolio breakdown is expressed as a percentage of total investments and may vary over time.

Please refer to the Portfolio of Investments for a detailed analysis of the Fund’s holdings.

AdvisorOne Funds Semi-Annual Report

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AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited)

October 31, 2016

	Shares	Value ($)
Equity Funds - 99.95%
Alternative - 6.78%
ProShares Large Cap Core Plus +	82,000	$4,279,809
ProShares Short VIX Short-Term Futures ETF * +	13,000	933,660
WisdomTree Managed Futures Strategy Fund *	32,500	1,354,925
		6,568,394
Developed International - 30.09%
Deutsche X-trackers MSCI Europe Hedged Equity ETF	111,000	2,864,910
First Trust Dorsey Wright International Focus 5 ETF +	343,000	6,191,150
iShares Currency Hedged MSCI Japan ETF	214,000	5,521,200
iShares International Select Dividend ETF +	99,000	2,880,900
iShares MSCI Australia ETF +	142,000	2,879,760
iShares MSCI Europe Financials ETF +	115,000	2,041,250
iShares MSCI Ireland Capped ETF	50,000	1,811,125
WisdomTree Europe SmallCap Dividend Fund	93,000	4,962,480
		29,152,775
Emerging Markets - 5.67%
Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	39,000	960,960
iShares MSCI India ETF	55,304	1,606,028
SPDR S&P Emerging Asia Pacific ETF	36,000	2,924,280
		5,491,268
Global Equity - 5.67%
Cambria Global Value ETF +	70,100	1,408,309
Fidelity MSCI Energy Index ETF +	95,000	1,816,400
Vanguard Total World Stock ETF +	38,000	2,266,700
		5,491,409
Large Cap Core - 15.83%
First Trust NASDAQ Technology Dividend Index Fund +	237,000	6,799,530
VanEck Vectors Morningstar Wide Moat ETF +	257,000	8,542,680
		15,342,210
Large Cap Growth - 9.07%
iShares PHLX Semiconductor ETF +	64,000	7,127,040
iShares U.S. Oil Equipment & Services ETF +	44,000	1,663,200
		8,790,240
Large Cap Value - 5.04%
First Trust Capital Strength ETF +	44,000	1,724,800
iShares U.S. Financial Services ETF +	35,000	3,154,550
		4,879,350
Small/Mid Cap Core - 3.14%
Guggenheim S&P Spin-Off ETF	74,000	3,042,140

Small/Mid Cap Growth - 8.73%
First Trust US IPO Index Fund	48,000	2,512,205
iShares U.S. Medical Devices ETF +	38,500	5,192,880
SPDR S&P Biotech ETF +	13,500	758,025
		8,463,110
Small/Mid Cap Value - 9.93%
Guggenheim MSCI Global Timber	167,000	4,043,070
iShares U.S. Insurance ETF ^ +	97,500	5,173,350
US Global Jets ETF	17,000	408,000
		9,624,420
Total Equity Funds (cost $83,641,395)		96,845,316

22	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited) (Continued)

October 31, 2016

	Shares	Value ($)
Money Market Funds - 0.33%
Short-Term Cash - 0.33%
Federated Prime Cash Obligations Fund Institutional Class, 0.27% **	320,823	$320,823
Total Money Market Funds (cost $320,823)		320,823

Collateral for Securities Loaned - 20.12%
Dreyfus Government Cash Management Institutional Class, 0.28% **	4,496,057	4,496,057
Milestone Treasury Obligations Fund Institutional Class, 0.16% ** ^	15,000,000	15,000,000
Total Collateral for Securities Loaned (cost $19,496,057)		19,496,057

Total Investments (cost $103,458,275) (a) - 120.41%		$116,662,196
Liabilities Less Other Assets - Net - (20.40)%		(19,763,735)
NET ASSETS - 100.00%		$96,898,461

+	All or a portion of this security is on loan. Total loaned securities had a value of $18,973,269 at October 31, 2016.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2016.

^	Affiliated issuer.

ETF - Exchange Traded Fund

IPO - Initial Public Stock Offering

MSCI - Morgan Stanley Capital International

PHLX - Philadelphia Stock Exchange

SPDR - Standard & Poors’ Depositary Receipts

23	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited)

October 31, 2016

	Shares	Value ($)
Equity Funds - 98.66%
Commodity Funds - 3.47%
PowerShares DB Commodity Index Tracking Fund * +	959,000	$14,346,640

Developed International - 26.44%
First Trust Europe AlphaDEX Fund	180,000	5,142,600
First Trust STOXX European Select Dividend Index Fund	423,000	4,881,420
iShares Europe ETF	204,900	7,812,837
iShares MSCI Europe Financials ETF	365,000	6,478,750
iShares MSCI Italy Capped ETF +	122,000	1,376,160
iShares MSCI Japan ETF	842,500	10,640,775
iShares MSCI Spain Capped ETF +	70,000	1,921,500
iShares MSCI United Kingdom ETF +	24,800	372,000
JPMorgan Diversified Return International Equity ETF ^ +	630,000	31,600,800
Vanguard FTSE Europe ETF +	475,000	22,329,750
Vanguard FTSE Pacific ETF +	269,000	16,145,380
Vanguard International Dividend Appreciation ETF +	9,000	492,120
		109,194,092
Emerging Markets - 19.16%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF +	489,000	13,872,930
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	90,000	4,754,700
iShares MSCI Russia Capped ETF	295,000	4,292,250
Morgan Stanley China A Share Fund, Inc.	97,967	1,768,304
SPDR S&P Emerging Asia Pacific ETF	198,000	16,083,540
SPDR S&P Emerging Markets Dividend ETF ^ +	1,375,000	38,390,000
		79,161,724

Global Equity - 7.87%
Cambria Global Value ETF +	28,000	562,520
iShares Global 100 ETF +	142,200	10,541,286
iShares Global Energy ETF +	513,000	16,600,680
iShares Global Healthcare ETF +	51,000	4,786,860
		32,491,346

Large Cap Core - 8.63%
Vanguard Dividend Appreciation ETF +	433,016	35,641,547

Large Cap Growth - 25.00%
Fidelity MSCI Information Technology Index ETF +	71,000	2,576,590
iShares Edge MSCI USA Quality Factor ETF	631,840	41,770,942
iShares Russell 1000 Growth ETF +	139,900	14,233,426
SPDR Technology Select Sector Fund	803,000	38,078,260
Vanguard Information Technology ETF +	55,000	6,584,600
		103,243,818

Large Cap Value - 4.42%
SPDR Financial Select Sector Fund	613,100	12,102,594
SPDR S&P Global Natural Resources ETF	157,500	6,155,100
		18,257,694

Small/Mid Cap Core - 0.15%
Royce Value Trust, Inc. +	52,040	621,358

Small/Mid Cap Value - 3.52%
First Trust Financial AlphaDEX Fund +	431,000	10,378,480
Guggenheim S&P Smallcap 600 Pure Value ETF +	68,528	4,149,371
		14,527,851
Total Equity Funds (cost $354,624,785)		407,486,070

24	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited) (Continued)

October 31, 2016

	Shares	Value ($)
Money Market Funds - 1.25%
Short-Term Cash - 1.25%
Federated Prime Cash Obligations Fund Institutional Class, 0.27% **	5,167,033	$5,167,033
Total Money Market Funds (cost $5,167,033)		5,167,033

Collateral for Securities Loaned - 12.02%
Dreyfus Government Cash Management Institutional Class, 0.28% **	14,648,300	14,648,300
Milestone Treasury Obligations Fund Institutional Class, 0.16% ** ^	35,000,000	35,000,000
Total Collateral for Securities Loaned (cost $49,648,300)		49,648,300

Total Investments (cost $409,440,118) (a) - 111.93%		$462,301,403
Liabilities Less Other Assets - Net - (11.93)%		(49,288,553)
NET ASSETS - 100.00%		$413,012,850

+	All or a portion of this security is on loan. Total loaned securities had a value of $48,489,469 at October 31, 2016.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2016.

^	Affiliated issuer.

DB - Deutsche Bank

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poors’ Depositary Receipts

25	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Growth Fund (Unaudited)

October 31, 2016

	Shares	Value ($)
Bond Funds - 15.65%
High Yield Bonds - 4.47%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	104,700	$10,307,715

Intermediate/Long-Term Bonds - 5.13%
SPDR Doubleline Total Return Tactical ETF	237,551	11,846,669

International Bond - 6.05%
PowerShares Emerging Markets Sovereign Debt Portfolio +	358,152	10,629,951
Vanguard Total International Bond ETF +	60,000	3,316,800
		13,946,751

Total Bond Funds (cost $34,310,611)		36,101,135

Equity Funds - 84.12%
Commodity Funds - 2.71%
PowerShares DB Commodity Index Tracking Fund * +	417,000	6,238,320

Developed International - 20.08%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF +	586,000	15,599,320
iShares Edge MSCI Minimum Volatility EAFE ETF +	300,000	19,287,000
iShares MSCI Europe Financials ETF +	136,292	2,419,183
iShares MSCI Eurozone ETF +	156,000	5,325,840
WisdomTree Japan Hedged Equity Fund +	82,000	3,702,300
		46,333,643
Emerging Markets - 11.22%
Columbia Emerging Markets Consumer ETF +	660,000	16,117,200
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	162,000	8,558,460
PowerShares FTSE RAFI Emerging Markets Portfolio	65,000	1,219,400
		25,895,060
Global Equity - 9.47%
FlexShares STOXX Global Broad Infrastructure Index Fund +	130,000	5,666,700
iShares Global Energy ETF	224,600	7,268,056
iShares Global Healthcare ETF	95,000	8,916,700
		21,851,456
Large Cap Core - 9.70%
First Trust NASDAQ Technology Dividend Index Fund +	780,000	22,378,200

Large Cap Growth - 11.91%
iShares Edge MSCI USA Quality Factor ETF	286,500	18,940,515
iShares Russell Top 200 Growth ETF +	155,500	8,535,395
		27,475,910

26	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Global Growth Fund (Unaudited) (Continued)

October 31, 2016

	Shares	Value ($)
Large Cap Value - 17.43%
Guggenheim S&P 500 Pure Value ETF	50,000	$2,615,500
iShares Edge MSCI Minimum Volatility USA ETF +	468,500	20,698,330
SPDR Financial Select Sector Fund	856,450	16,906,323
		40,220,153
Real Estate - 1.60%
SPDR Real Estate Select Sector Fund	119,171	3,688,343

Total Equity Funds (cost $178,490,708)		194,081,085

Money Market Funds - 0.35%
Short-Term Cash - 0.35%
Federated Prime Cash Obligations Fund Institutional Class, 0.27% **	813,634	813,634
Total Money Market Funds (cost $813,634)		813,634

Collateral for Securities Loaned - 14.67%
Dreyfus Government Cash Management Institutional Class, 0.28% **	5,945,356	5,945,356
Milestone Treasury Obligations Fund Institutional Class, 0.16% ** ^	27,900,000	27,900,000
Total Collateral for Securities Loaned (cost $33,845,356)		33,845,356

Total Investments (cost $247,460,309) (a) - 114.79%		$264,841,210
Liabilities Less Other Assets - Net - (14.79)%		(34,127,156)
NET ASSETS - 100.00%		$230,714,054

+	All or a portion of this security is on loan. Total loaned securities had a value of $32,779,873 at October 31, 2016.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2016.

^	Affiliated issuer.

DB - Deutsche Bank

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poors’ Depositary Receipts

27	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited)

October 31, 2016

	Shares	Value ($)
Bond Funds - 44.66%
High Yield Bonds - 9.95%
PowerShares Fundamental High Yield Corporate Bond Portfolio	1,356,853	$25,346,014
SPDR Blackstone / GSO Senior Loan ETF	154,816	7,324,345
VanEck Vectors International High Yield Bond ETF +	75,500	1,832,898
		34,503,257
Intermediate/Long-Term Bonds - 26.97%
Fidelity Total Bond ETF ^ +	240,000	12,162,360
iShares TIPS Bond ETF	249,900	28,953,414
PIMCO Total Return Active ETF	343,114	36,690,896
SPDR Doubleline Total Return Tactical ETF +	315,864	15,752,138
		93,558,808
International Bond - 6.63%
PowerShares Emerging Markets Sovereign Debt Portfolio	743,958	22,080,674
Templeton Global Income Fund +	146,395	928,144
		23,008,818
Short-Term Bonds - 1.11%
PIMCO Enhanced Short Maturity Active ETF +	37,856	3,842,384

Total Bond Funds (cost $150,344,818)		154,913,267

Equity Funds - 54.62%
Alternative - 3.39%
WisdomTree Managed Futures Strategy Fund * ^	281,932	11,753,745

Balanced - 0.32%
PowerShares CEF Income Composite Portfolio +	50,000	1,110,000

Commodity Funds - 2.95%
PowerShares DB Commodity Index Tracking Fund * +	685,000	10,247,600

Developed International - 13.11%
iShares Edge MSCI Minimum Volatility EAFE ETF	225,888	14,522,340
iShares MSCI Europe Financials ETF	259,000	4,597,250
iShares MSCI Eurozone ETF +	133,100	4,544,034
iShares MSCI Japan ETF	765,000	9,661,950
iShares MSCI Pacific ex Japan ETF +	38,000	1,559,140
Vanguard FTSE Europe ETF	225,000	10,577,250
		45,461,964
Emerging Markets - 9.01%
iShares Core MSCI Emerging Markets ETF +	175,200	7,908,528
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	72,100	3,809,043
iShares MSCI Russia Capped ETF	150,000	2,182,500
Morgan Stanley China A Share Fund, Inc. +	78,689	1,420,336
PowerShares FTSE RAFI Emerging Markets Portfolio +	502,800	9,432,528
SPDR S&P Emerging Asia Pacific ETF +	80,000	6,498,400
		31,251,335
Global Equity - 2.45%
FlexShares Global Upstream Natural Resources Index Fund +	250,000	6,860,000
iShares Global Healthcare ETF +	17,500	1,642,550
		8,502,550

28	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited) (Continued)

October 31, 2016

	Shares	Value ($)
Large Cap Core - 4.94%
Vanguard Dividend Appreciation ETF	208,300	$17,145,173

Large Cap Growth - 14.04%
iShares Edge MSCI USA Quality Factor ETF	395,113	26,120,920
Powershares QQQ Trust Series 1	44,100	5,159,259
SPDR Technology Select Sector Fund	209,000	9,910,780
VanEck Vectors Gold Miners ETF +	140,000	3,432,800
Vanguard Information Technology ETF +	34,000	4,070,480
		48,694,239
Large Cap Value - 3.95%
SPDR Energy Select Sector Fund	93,000	6,381,660
SPDR Financial Select Sector Fund +	370,607	7,315,782
		13,697,442
Real Estate - 0.46%
SPDR Real Estate Select Sector Fund +	51,567	1,595,999

Total Equity Funds (cost $169,113,755)		189,460,047

Money Market Funds - 0.82%
Short-Term Cash - 0.82%
Federated Prime Cash Obligations Fund Institutional Class, 0.27% **	2,848,355	2,848,355
Total Money Market Funds (cost $2,848,355)		2,848,355

Collateral for Securities Loaned - 6.24%
Dreyfus Government Cash Management Institutional Class, 0.28% **	14,325,307	14,325,307
Milestone Treasury Obligations Fund Institutional Class, 0.16% ** ^	7,300,000	7,300,000
Total Collateral for Securities Loaned (cost $21,625,307)		21,625,307

Total Investments (cost $343,932,235) (a) - 106.34%		$368,846,976
Liabilities Less Other Assets - Net - (6.34)%		(21,984,202)
NET ASSETS - 100.00%		$346,862,774

+	All or a portion of this security is on loan. Total loaned securities had a value of $21,119,494 at October 31, 2016.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2016.

^	Affiliated issuer.

CEF - Closed-End Fund

DB - Deutsche Bank

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

RAFI - Research Affiliates

SPDR - Standard & Poors’ Depositary Receipts

TIPS - Treasury Inflation-Protected Securities

29	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited)

October 31, 2016

	Shares	Value ($)
Bond Funds - 84.90%
High Yield Bonds - 19.11%
BlackRock Corporate High Yield Fund, Inc.	78,416	$824,936
iShares iBoxx $ High Yield Corporate Bond ETF +	101,080	8,694,902
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	56,295	5,542,243
PowerShares Senior Loan Portfolio	479,800	11,121,764
SPDR Blackstone / GSO Senior Loan ETF	82,500	3,903,075
SPDR Bloomberg Barclays Short Term High Yield Bond ETF +	216,775	5,956,977
		36,043,897
Intermediate/Long-Term Bonds - 43.90%
iShares 3-7 Year Treasury Bond ETF	41,200	5,175,544
iShares 20+ Year Treasury Bond ETF +	11,000	1,443,750
iShares Core U.S. Aggregate Bond ETF +	90,626	10,086,674
iShares Intermediate Credit Bond ETF	90,380	10,002,355
iShares National Muni Bond ETF +	31,275	3,485,912
iShares TIPS Bond ETF +	75,048	8,695,061
iShares US Credit Bond ETF	33,450	3,756,435
PIMCO Total Return Active ETF	59,909	6,406,369
SPDR Doubleline Total Return Tactical ETF	310,414	15,480,346
Vanguard Intermediate-Term Corporate Bond ETF	94,483	8,367,414
Vanguard Mortgage-Backed Securities ETF +	41,000	2,201,700
Vanguard Total Bond Market ETF +	92,385	7,685,508
		82,787,068
International Bond - 7.95%
iShares Emerging Markets Local Currency Bond ETF * +	52,400	2,359,048
iShares JP Morgan USD Emerging Markets Bond ETF	50,350	5,774,642
PowerShares Emerging Markets Sovereign Debt Portfolio	112,561	3,340,810
SPDR Citi International Government Inflation-Protected Bond ETF +	63,675	3,517,407
		14,991,907
Short-Term Bonds - 13.94%
PIMCO 1-5 Year U.S. TIPS Index ETF	71,372	3,759,163
PIMCO Enhanced Short Maturity Active ETF	156,167	15,850,950
SPDR Nuveen Barclays Short Term Municipal Bond ETF	42,533	2,071,357
Vanguard Short-Term Corporate Bond ETF +	57,375	4,608,360
		26,289,830
Total Bond Funds (cost $160,407,754)		160,112,702

Equity Funds - 8.60%
Commodity - 0.79%
United States Commodity Index Fund *	35,500	1,491,000

Currency - 1.19%
PowerShares DB US Dollar Index Bullish Fund * +	88,000	2,236,960

Developed International - 0.78%
iShares MSCI EAFE ETF	12,500	722,750
iShares MSCI EAFE Value ETF +	16,000	739,520
		1,462,270
Emerging Markets - 0.24%
Vanguard FTSE Emerging Markets ETF	12,000	453,000

Large Cap Core - 1.77%
iShares Core S&P 500 ETF	15,660	3,346,386

30	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)

October 31, 2016

	Shares	Value ($)
Large Cap Growth - 0.23%
Vanguard Growth ETF +	4,000	$437,520

Large Cap Value - 1.29%
Vanguard High Dividend Yield ETF +	17,000	1,210,740
Vanguard Value ETF +	14,105	1,213,735
		2,424,475
Preferred Security - 1.67%
iShares US Preferred Stock ETF +	46,775	1,821,886
PowerShares Preferred Portfolio +	88,700	1,328,726
		3,150,612
Small/Mid Cap Value - 0.64%
Alerian MLP ETF +	99,500	1,216,885

Total Equity Funds (cost $15,571,710)		16,219,108

	Principal ($)
U.S. Government and Agency Obligations - 6.09%
Fannie Mae, 3.50%, due 12/1/2030	$240,421	253,962
Fannie Mae, 3.50%, due 7/1/2032	518,245	549,988
Fannie Mae, 4.00%, due 2/1/2040	274,136	294,418
Fannie Mae, 4.00%, due 10/1/2040	237,013	254,464
Fannie Mae, 4.00%, due 6/1/2041	484,397	520,697
Fannie Mae, 4.00%, due 9/1/2041	519,430	556,934
Fannie Mae, 4.00%, due 12/1/2041	315,905	338,855
Fannie Mae, 5.00%, due 11/1/2039	289,264	325,302
Fannie Mae, 5.00%, due 2/1/2040	435,292	482,973
Fannie Mae, 5.50%, due 12/1/2039	201,919	229,868
Fannie Mae, 5.50%, due 4/1/2040	235,449	266,645
Fannie Mae, 6.00%, due 12/1/2035	281,391	324,950
Fannie Mae, 6.00%, due 12/1/2038	97,811	112,030
Federal Home Loan Banks, 2.90%, due 4/20/2017	112,646	113,714
Federal Home Loan Mortgage Corp., 2.00%, due 3/12/2020	1,000,000	1,025,869
Federal National Mortgage Association, 2.00%, due 8/28/2020	1,000,000	1,026,064
Freddie Mac Gold Pool, 4.50%, due 2/1/2041	302,579	332,824
Freddie Mac Gold Pool, 5.50%, due 6/1/2034	241,217	274,920
Freddie Mac Gold Pool, 6.00%, due 5/1/2037	87,519	100,952
Freddie Mac Gold Pool, 6.50%, due 4/1/2039	110,228	128,142
Government National Mortgage Association, 3.50%, due 7/16/2039	115,257	119,925
Government National Mortgage Association, 4.00%, due 2/20/2039	232,437	238,556
United States Treasury Note/Bond, 4.25%, due 11/15/2017	2,500,000	2,590,527
United States Treasury Note/Bond, 4.50%, due 5/15/2017	1,000,000	1,021,172

Total U.S. Government and Agency Obligations (cost $11,102,397)		11,483,751

31	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)

October 31, 2016

	Shares	Value ($)
Money Market Funds - 0.43%
Short-Term Cash - 0.43%
Federated Prime Cash Obligations Fund Institutional Class, 0.27% **	798,762	$798,762
Total Money Market Funds (cost $798,762)		798,762

Collateral for Securities Loaned - 16.97%
Dreyfus Government Cash Management Institutional Class, 0.28% **	8,497,285	8,497,285
Milestone Treasury Obligations Fund Institutional Class, 0.16% ** ^	23,500,000	23,500,000
Total Collateral for Securities Loaned (cost $31,997,285)		31,997,285

Total Investments (cost $219,877,908) (a) - 116.99%		$220,611,608
Liabilities Less Other Assets - Net - (16.99)%		(32,031,283)
NET ASSETS - 100.00%		$188,580,325

+	All or a portion of this security is on loan. Total loaned securities had a value of $ 31,254,250 at October 31, 2016.

*	Non-income producing security.

**	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2016.

^	Affiliated issuer.

DB - Deutsche Bank

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poors’ Depositary Receipts

TIPS - Treasury Inflation-Protected Security

32	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS International Equity Fund (Unaudited)

October 31, 2016

	Shares	Value ($)
Equity Funds - 99.38%
Developed International - 64.78%
iShares Edge MSCI Minimum Volatility EAFE ETF	16,500	$1,060,785
iShares Edge MSCI Minimum Volatility Japan ETF ^	35,000	2,123,100
iShares International Select Dividend ETF	89,300	2,598,630
iShares MSCI Australia ETF +	24,000	486,720
iShares MSCI Canada ETF +	14,600	370,110
iShares MSCI EAFE Value ETF +	58,000	2,680,760
iShares MSCI Israel Capped ETF	18,400	854,864
iShares MSCI Italy Capped ETF +	87,500	987,000
iShares MSCI Japan ETF	24,000	303,120
iShares MSCI Spain Capped ETF +	17,000	466,650
iShares MSCI Switzerland Capped ETF +	6,500	188,565
		12,120,304
Emerging Markets - 34.60%
Global X MSCI Colombia ETF +	101,000	928,190
Global X MSCI Nigeria ETF +	157,000	720,630
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	19,000	1,003,770
iShares MSCI Taiwan ETF +	60,500	953,480
PowerShares FTSE RAFI Emerging Markets Portfolio +	136,000	2,551,360
VanEck Vectors Egypt Index ETF +	8,500	317,305
		6,474,735
Total Equity Funds (cost $18,122,843)		18,595,039

Money Market Funds - 0.67%
Short-Term Cash - 0.67%
Federated Prime Cash Obligations Fund Institutional Class, 0.27% *	126,118	126,118
Total Money Market Funds (cost $126,118)		126,118

Collateral for Securities Loaned - 30.02%
Dreyfus Government Cash Management Institutional Class, 0.28% *	5,617,750	5,617,750
Total Collateral for Securities Loaned (cost $5,617,750)		5,617,750

Total Investments (cost $23,866,711) (a) - 130.07%		$24,338,907
Liabilities Less Other Assets - Net - (30.07)%		(5,626,917)
NET ASSETS - 100.00%		$18,711,990

+	All or a portion of this security is on loan. Total loaned securities had a value of $5,460,943 at October 31, 2016.

*	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2016.

^	Affiliated issuer.

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

RAFI - Research Affiliates

33	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - CLS Shelter Fund (Unaudited)

October 31, 2016

	Shares	Value ($)
Equity Funds - 99.06%
Developed International - 20.04%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF	193,000	$5,137,660
iShares Core MSCI EAFE ETF	190,000	10,229,600
iShares MSCI ACWI ETF +	89,000	5,159,330
		20,526,590
Emerging Markets - 10.05%
iShares Core MSCI Emerging Markets ETF	228,000	10,291,920

Large Cap Core - 13.61%
Guggenheim S&P 500 Equal Weight ETF +	171,000	13,945,050

Large Cap Growth - 20.00%
iShares Edge MSCI USA Quality Factor ETF	310,000	20,494,100

Large Cap Value - 35.36%
Guggenheim S&P 500 Pure Value ETF	297,700	15,572,687
iShares Edge MSCI USA Value Factor ETF +	240,000	15,480,000
PowerShares S&P 500 Low Volatility Portfolio +	128,000	5,178,880
		36,231,567

Total Equity Funds (cost $98,770,513)		101,489,227

Money Market Funds - 0.90%
Federated Prime Cash Obligations Fund Institutional Class, 0.27% *	917,480	917,480
Total Money Market Funds (cost $917,480)		917,480

Collateral for Securities Loaned - 19.27%
Dreyfus Government Cash Management Institutional Class, 0.28% *	17,744,434	17,744,434
Milestone Treasury Obligations Fund Institutional Class, 0.16% * ^	2,000,000	2,000,000
Total Collateral for Securities Loaned (cost $19,744,434)		19,744,434

Total Investments (cost $119,432,427) (a) - 119.23%		$122,151,141
Liabilities Less Other Assets - Net - (19.23)%		(19,697,149)
NET ASSETS - 100.00%		$102,453,992

+	All or a portion of this security is on loan. Total loaned securities had a value of $19,207,402 at October 31, 2016.

*	Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2016.

^	Affiliated issuer.

ACWI - All Country World Index

EAFE - Europe, Australasia, Far East

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

34	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Schedule of Investments - Milestone Treasury Obligations Fund (Unaudited)

October 31, 2016

	Principal
	Amount ($)	Interest Rate	Maturity Date	Value ($)

U.S. Government Obligations - 41.46%

U.S. Treasury Bills * - 41.46%
	$25,000,000	0.335% - 0.340%	1/5/17	$24,984,743
	20,000,000	0.392% - 0.395%	1/12/17	19,984,300
	10,000,000	0.430%	1/19/17	9,990,564
	30,000,000	0.350% - 0.395%	2/2/17	29,971,423
	10,000,000	0.440%	2/9/17	9,987,778
	15,000,000	0.445%	2/16/17	14,980,160
	35,000,000	0.410% - 0.470%	3/9/17	34,945,778
	20,000,000	0.540%	3/16/17	19,959,500
	10,000,000	0.490%	3/23/17	9,980,672
	10,000,000	0.490%	4/13/17	9,977,814
	15,000,000	0.500%	5/4/17	14,962,083
				199,724,815
Total U.S. Government Obligations
(cost $199,724,815)				199,724,815

Repurchase Agreements - 64.76%

BNP Paribas Securities Corp., dated 10/31/2016, repurchase price $75,000,000 (Collateralized by: U.S. Treasury Inflationary Note: $24,613,200, 0.125%, 04/15/2018; aggregate market value plus accrued interest $25,899,845; U.S. Treasury Notes: $49,622,400, 0.875% - 3.500%, 01/31/2017 - 05/31/2022; aggregate market value plus accrued interest $50,600,233)

75,000,000	0.320%	11/1/16	75,000,000

Credit Agricole, dated 10/31/2016, repurchase price $102,425,000 (Collateralized by: U.S. Treasury Inflationary Note: $104,917,800, 1.125%, 02/28/2021; aggregate market value plus accrued interest $104,473,548)

102,425,000	0.320%	11/1/16	102,425,000

Credit Suisse Securities (USA) LLC, dated 10/31/2016, repurchase price $84,500,000 (Collateralized by: U.S. Treasury Notes: $86,001,100, 0.625% - 1.375%, 12/15/2016 - 11/30/2019; aggregate market value plus accrued interest $86,190,143)

84,500,000	0.310%	11/1/16	84,500,000

Societe Generale, dated 10/31/2016, repurchase price $50,000,000 (Collateralized by: U.S. Treasury Bond: $48,812,300, 2.750%, 11/15/2042; aggregate market value plus accrued interest $51,000,022)

50,000,000	0.330%	11/1/16	50,000,000

Total Repurchase Agreements (cost $311,925,000)	311,925,000

Total Investments (cost $511,649,815) - 106.22% (a)	$511,649,815
Liabilities Less Other Assets - Net - (6.22)%	(29,966,586)
Net Assets - 100.00%	$481,683,229

*	Interest rate shown is the discounted rate at time of purchase for U.S. Treasury Bills.

(a)	The cost stated also approximates the aggregate cost for Federal income tax purposes.

35	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Unaudited)

October 31, 2016

	CLS Global	CLS Global		CLS Growth
	Aggressive	Diversified	CLS Global	and Income
Assets:	Equity Fund	Equity Fund	Growth Fund	Fund
Unaffiliated investments, at cost	$84,430,844	$308,079,343	$219,560,309	$312,993,048
Affiliated Investments, at cost	19,027,431	101,360,775	27,900,000	30,939,187
Unaffiliated investments in securities, at value *	$96,488,846	$357,310,603	$236,941,210	$337,630,871
Affiliated Investments in securities, at value	20,173,350	104,990,800	27,900,000	31,216,105
Repurchase agreements, at value and cost	—	—	—	—
Cash	—	—	—	—
Receivable for securities sold	1,401,369	956,182	—	—
Receivable for fund shares sold	8,342	214,323	106,142	106,582
Receivable for security lending	37,239	60,878	37,459	57,651
Interest and dividends receivable	33	78,710	179	86,970
Receivable due from advisor	—	—	—	—
Prepaid expenses and other assets	22,387	21,579	14,501	26,922
Total Assets	118,131,566	463,633,075	264,999,491	369,125,101

Liabilities:
Securities lending collateral (Note 8)	19,496,057	49,648,300	33,845,356	21,625,307
Accrued advisory fees	37,531	241,053	120,213	198,795
Payable for securities purchased	1,537,208	—	—	—
Payable for fund shares redeemed	117,617	530,020	206,609	316,005
Accrued shareholder servicing fees	18,618	88,616	32,039	74,508
Payable to affiliates	6,460	59,375	42,564	21,424
Dividends payable	—	—	—	—
Accrued expenses and other liabilities	19,614	52,861	38,656	26,288
Total Liabilities	21,233,105	50,620,225	34,285,437	22,262,327
Net Assets	$96,898,461	$413,012,850	$230,714,054	$346,862,774

Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$81,932,400	$348,544,463	$205,135,303	$314,873,512

Undistributed net investment income	657,665	10,523,814	6,003,511	6,824,026

Accumulated net realized gain (loss) on investments	1,104,475	1,083,288	2,194,339	250,495

Net unrealized appreciation on investments	13,203,921	52,861,285	17,380,901	24,914,741

Net Assets	$96,898,461	$413,012,850	$230,714,054	$346,862,774

36	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Unaudited) (Continued)

October 31, 2016

	CLS Global	CLS Global		CLS Growth
	Aggressive	Diversified	CLS Global	and Income
Assets:	Equity Fund	Equity Fund	Growth Fund	Fund
Investor Shares:
Net assets	$—	$—	$—	$—
Net asset value, offering price, and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$—	$—	$—	$—
Total shares outstanding at end of year	—	—	—	—

Institutional Shares:
Net assets	$—	$—	$—	$—
Net asset value, offering price, and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$—	$—	$—	$—
Total shares outstanding at end of year	—	—	—	—

Class N Shares:
Net assets	$96,898,461	$413,012,850	$230,714,054	$346,862,774
Net asset value, offering price, and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$12.90	$16.77	$10.82	$10.85
Total shares outstanding at end of year	7,509,435	24,630,300	21,322,573	31,955,150

* Includes Securities Loaned $18,973,269; $48,489,469; $32,779,873; $21,119,494.

37	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Unaudited) (Continued)

October 31, 2016

				Milestone
		CLS		Treasury
	CLS Flexible	International	CLS	Obligations
Assets:	Income Fund	Equity Fund	Shelter Fund	Fund
Unaffiliated investments, at cost	$196,377,908	$21,906,866	$117,432,427	$199,724,815
Affiliated Investments, at cost	23,500,000	1,959,845	2,000,000	—
Unaffiliated investments in securities, at value *	$197,111,608	$22,215,807	$120,151,141	$199,724,815
Affiliated Investments in securities, at value	23,500,000	2,123,100	2,000,000	—
Repurchase agreements, at value and cost	—	—	—	311,925,000
Cash	—	—	305,132
Receivable for securities sold	—	—	—	—
Receivable for fund shares sold	90,816	2,863	212,996	—
Receivable for security lending	40,367	8,597	4,785	—
Interest and dividends receivable	96,459	17	267	2,763
Receivable due from advisor	—	11,855	—	—
Prepaid expenses and other assets	24,113	9,785	15,591	9,936
Total Assets	220,863,363	24,372,024	122,384,780	511,967,646

Liabilities:
Securities lending collateral (Note 8)	31,997,285	5,617,750	19,744,434	—
Accrued advisory fees	28,102	—	69,082	44,944
Payable for securities purchased	—	—	—	29,948,813
Payable for fund shares redeemed	196,868	19,388	51,749	—
Accrued shareholder servicing fees	40,441	3,977	21,851	111,986
Payable to affiliates	—	822	17,936	27,443
Dividends payable	—	—	—	62,753
Accrued expenses and other liabilities	20,342	18,097	25,736	88,478
Total Liabilities	32,283,038	5,660,034	19,930,788	30,284,417
Net Assets	$188,580,325	$18,711,990	$102,453,992	$481,683,229

Net Assets:
Paid in capital ($0 par value, unlimited shares authorized)	$188,286,118	$18,448,503	$97,855,965	$481,670,724
Undistributed net investment income	673,783	196,194	527,180	—
Accumulated net realized gain (loss) on investments	(1,113,276)	(404,903)	1,352,133	12,505
Net unrealized appreciation on investments	733,700	472,196	2,718,714	—
Net Assets	$188,580,325	$18,711,990	$102,453,992	$481,683,229

38	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Assets and Liabilities (Unaudited) (Continued)

October 31, 2016

				Milestone
		CLS		Treasury
	CLS Flexible	International	CLS	Obligations
Assets:	Income Fund	Equity Fund	Shelter Fund	Fund
Investor Shares:
Net assets	$—	$—	$—	$26,219,158
Net asset value, offering price, and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$—	$—	$—	$1.00
Total shares outstanding at end of year	—	—	—	26,194,757

Institutional Shares:
Net assets	$—	$—	$—	$455,464,071
Net asset value, offering price, and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$—	$—	$—	$1.00
Total shares outstanding at end of year	—	—	—	455,377,846

Class N Shares:
Net assets	$188,580,325	$18,711,990	$102,453,992	$—
Net asset value, offering price, and redemption price per share
(Net assets ÷ Total shares of beneficial interest outstanding)	$10.28	$4.26	$12.06	$—
Total shares outstanding at end of year	18,341,551	4,393,290	8,498,347	—

*	Includes Securities Loaned $31,254,250; $5,460,943; $19,207,402; $0.

39	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations (Unaudited)

For the Six Months Ended October 31, 2016

	CLS Global	CLS Global		CLS Growth
	Aggressive	Diversified	CLS Global	and Income
Assets:	Equity Fund	Equity Fund	Growth Fund	Fund
Investment Income:
Interest income	$307	$11,887	$1,908	$11,039
Dividend income - Unaffiliated	939,647	6,963,535	6,924,360	6,481,959
Dividend income - Affiliated	44,217	1,480,449	—	170,400
Securities lending income-net *	251,282	402,241	230,065	446,906
Total Investment Income	1,235,453	8,858,112	7,156,333	7,110,304

Expenses:
Investment advisory fees	376,890	1,600,507	902,717	1,353,679
Shareholder Service Fees:
Class N	125,630	531,616	300,906	451,226
Investor Shares	—	—	—	—
Institutional Shares	—	—	—	—
Distribution fees (12b-1) - Class C Shares	—	7,480	—	—
Transfer agent fees	86,080	115,257	137,380	106,722
Administration fees	50,179	156,904	90,949	142,399
Accounting fees	21,038	42,759	28,293	36,342
Registration & filing fees	12,350	22,685	12,602	13,610
Printing and postage expense	5,776	34,406	—	14,285
Professional fees	10,202	9,359	13,737	17,142
Trustees’ fees	19,708	25,087	27,322	17,065
Custodian fees	4,852	21,302	15,182	17,218
Insurance expense	2,620	17,351	7,664	10,186
Chief compliance officer fees	2,349	9,509	6,887	12,030
Miscellaneous fees and expenses	—	—	—	—
Total Expenses	717,674	2,594,222	1,543,639	2,191,904
Less: Fees waived and expenses reimbursed by advisor	(139,886)	(134,512)	(159,791)	(116,873)
Net Expenses	577,788	2,459,710	1,383,848	2,075,031
Net Investment Income	657,665	6,398,402	5,772,485	5,035,273

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments - Unaffiliated	1,076,111	9,609,636	738,297	(494,137)
Total net realized gain (loss)	1,076,111	9,609,636	738,297	(494,137)
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	3,143,493	(1,659,570)	1,232,210	6,046,964
Investments - Affiliated	263,250	1,606,900	—	(123,275)
Total net change in unrealized appreciation (depreciation)	3,406,743	(52,670)	1,232,210	5,923,689

Net Realized and Unrealized Gain on Investments	4,482,854	9,556,966	1,970,507	5,429,552

Net Increase in Net Assets Resulting from Operations	$5,140,519	$15,955,368	$7,742,992	$10,464,825

*	A portion of securities lending income is from affiliated securities.

40	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Operations (Unaudited) (Continued)

For the Six Months Ended October 31, 2016

				Milestone
		CLS		Treasury
	CLS Flexible	International	CLS Shelter	Obligations
Assets:	Income Fund	Equity Fund	Fund	Fund
Investment Income:
Interest income	$167,341	$143	$2,122	$822,820
Dividend income - Unaffiliated	2,645,553	242,622	994,864	—
Dividend income - Affiliated	—	11,569	—	—
Securities lending income-net *	283,018	52,571	99,840	—
Total Investment Income	3,095,912	306,905	1,096,826	822,820

Expenses:
Investment advisory fees	387,324	72,224	371,349	229,012
Shareholder Service Fees:
Class N	242,077	24,075	123,783	—
Investor Shares	—	—	—	22,563
Institutional Shares	—	—	—	187,760
Distribution fees (12b-1) - Class C Shares	—	—	—	—
Transfer agent fees	148,055	49,615	17,885	17,254
Administration fees	90,686	18,465	35,017	91,605
Accounting fees	25,942	13,173	17,873	—
Registration & filing fees	12,854	12,602	11,594	27,600
Printing and postage expense	12,908	513	—	5,337
Professional fees	14,429	—	9,748	19,242
Trustees’ fees	16,294	23,636	24,019	18,930
Custodian fees	11,577	3	6,286	16,263
Insurance expense	5,410	920	1,965	9,200
Chief compliance officer fees	5,192	—	3,594	727
Miscellaneous fees and expenses	—	—	—	4,857
Total Expenses	972,748	215,226	623,113	650,350
Less: Fees waived and expenses reimbursed by advisor	(198,235)	(104,515)	(53,467)	(196,978)
Net Expenses	774,513	110,711	569,646	453,372
Net Investment Income	2,321,399	196,194	527,180	369,448

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments - Unaffiliated	404,239	650,130	4,319,825	12,271
Total net realized gain (loss)	404,239	650,130	4,319,825	12,271
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	1,437,721	(700,756)	(1,603,437)	—
Investments - Affiliated	—	163,255	—	—
Total net change in unrealized appreciation (depreciation)	1,437,721	(537,501)	(1,603,437)	—

Net Realized and Unrealized Gain on Investments	1,841,960	112,629	2,716,388	12,271

Net Increase in Net Assets Resulting from Operations	$4,163,359	$308,823	$3,243,568	$381,719

*	A portion of securities lending income is from affiliated securities.

41	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets

	CLS Global Aggressive		CLS Global Diversified
	Equity Fund		Equity Fund

	Six Months		Six Months
	Ended		Ended
	Oct. 31, 2016	Year Ended	Oct. 31, 2016	Year Ended
	(Unaudited)	April 30, 2016	(Unaudited)	April 30, 2016
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$657,665	$1,964,125	$6,398,402	$7,625,987
Net realized gain (loss) on investments	1,076,111	23,821	9,609,636	(8,645,464)
Distributions of realized gains by underlying investment companies	—	158,706	—	1,043,190
Net change in unrealized appreciation (depreciation) on investments	3,406,743	(8,603,155)	(52,670)	(43,667,059)

Net increase (decrease) in net assets resulting from operations	5,140,519	(6,456,503)	15,955,368	(43,643,346)

From Distributions to Shareholders:
From Net Investment Income:
Class C	—	—	—	(1,215)
Class N	—	(2,113,494)	—	(3,469,765)
Investor Shares	—	—	—	—
Institutional Shares	—	—	—	—
Financial Shares	—	—	—	—
Premium Shares	—	—	—	—
From Net Realized Gains:
Class C	—	—	—	(84,872)
Class N	—	(2,834,458)	—	(15,849,061)
Investor Shares	—	—	—	—
Institutional Shares	—	—	—	—
Total Dividends and Distributions to Shareholders	—	(4,947,952)	—	(19,404,913)
From Fund Share Transactions (Note 7)	(8,686,473)	10,648,270	(29,873,552)	(80,102,664)
Total Increase (Decrease) in Net Assets	(3,545,954)	(756,185)	(13,918,184)	(143,150,923)

Net Assets:
Beginning of period	100,444,415	101,200,600	426,931,034	570,081,957
End of period	$96,898,461	$100,444,415	$413,012,850	$426,931,034
Undistributed net investment income at end of period	$657,665	$—	$10,523,814	$4,125,412

42	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	CLS Global		CLS Growth
	Growth Fund		and Income Fund

	Six Months		Six Months
	Ended		Ended
	Oct. 31, 2016	Year Ended	Oct. 31, 2016	Year Ended
	(Unaudited)	April 30, 2016	(Unaudited)	April 30, 2016
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$5,772,485	$3,255,231	$5,035,273	$5,406,061
Net realized gain (loss) on investments	738,297	(192,728)	(494,137)	3,455,868
Distributions of realized gains by underlying investment companies	—	391,834	—	837,911
Net change in unrealized appreciation (depreciation) on investments	1,232,210	(20,358,020)	5,923,689	(20,273,105)

Net increase (decrease) in net assets resulting from operations	7,742,992	(16,903,683)	10,464,825	(10,573,265)

From Distributions to Shareholders:
From Net Investment Income:
Class C	—	—	—	—
Class N	—	(2,962,069)	—	(4,928,971)
Investor Shares	—	—	—	—
Institutional Shares	—	—	—	—
Financial Shares	—	—	—	—
Premium Shares	—	—	—	—
From Net Realized Gains:
Class C	—	—	—	—
Class N	—	(7,987,904)	—	(2,385,105)
Investor Shares	—	—	—	—
Institutional Shares	—	—	—	—

Total Dividends and Distributions to Shareholders	—	(10,949,973)	—	(7,314,076)
From Fund Share Transactions (Note 7)	(17,435,760)	(31,423,526)	(29,211,323)	(39,989,032)
Total Increase (Decrease) in Net Assets	(9,692,768)	(59,277,182)	(18,746,498)	(57,876,373)

Net Assets:
Beginning of period	240,406,822	299,684,004	365,609,272	423,485,645
End of period	$230,714,054	$240,406,822	$346,862,774	$365,609,272
Undistributed net investment income at end of period	$6,003,511	$231,026	$6,824,026	$1,788,753

43	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	CLS Flexible Income Fund		CLS International Equity Fund

	Six Months		Six Months
	Ended		Ended
	Oct. 31, 2016	Year Ended	Oct. 31, 2016	Year Ended
	(Unaudited)	April 30, 2016	(Unaudited)	April 30, 2016
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$2,321,399	$4,446,202	$196,194	$364,884
Net realized gain (loss) on investments	404,239	(897,137)	650,130	(1,034,745)
Distributions of realized gains by underlying investment companies	—	42,087	—	10,021
Net change in unrealized appreciation (depreciation) on investments	1,437,721	(2,043,633)	(537,501)	112,120

Net increase (decrease) in net assets resulting from operations	4,163,359	1,547,519	308,823	(547,720)

From Distributions to Shareholders:
From Net Investment Income:
Class C	—	—	—	—
Class N	(2,310,407)	(4,518,964)	—	(525,700)
Investor Shares	—	—	—	—
Institutional Shares	—	—	—	—
Financial Shares	—	—	—	—
Premium Shares	—	—	—	—
From Net Realized Gains:
Class C	—	—	—	—
Class N	—	—	—	—
Investor Shares	—	—	—	—
Institutional Shares	—	—	—	—
Total Dividends and Distributions to Shareholders	(2,310,407)	(4,518,964)	—	(525,700)
From Fund Share Transactions (Note 7)	(7,876,017)	(125,333)	(1,350,277)	6,943,222
Total Increase (Decrease) in Net Assets	(6,023,065)	(3,096,778)	(1,041,454)	5,869,802

Net Assets:
Beginning of period	194,603,390	197,700,168	19,753,444	13,883,642
End of period	$188,580,325	$194,603,390	$18,711,990	$19,753,444
Undistributed net investment income at end of period	$673,783	$662,791	$196,194	$—

44	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Statements of Changes in Net Assets (Continued)

	CLS Shelter Fund		Milestone Treasury Obligations Fund
	Six Months		Six Months
	Ended		Ended	Five Months	Year Ended
	Oct. 31, 2016	Year Ended	Oct. 31, 2016	Ended	November
	(Unaudited)	April 30, 2016	(Unaudited)	April 30, 2016	30, 2015
Increase (Decrease) in Net Assets:

From Operations:
Net investment income	$527,180	$1,124,556	$369,448	$202,462	$21,458
Net realized gain (loss) on investments	4,319,825	3,302,339	12,271	273	11,086
Distributions of realized gains by underlying investment companies	—	—	—	—	—
Net change in unrealized appreciation depreciation) on investments	(1,603,437)	(8,824,233)	—	—	—
Net increase (decrease) in net assets resulting from operations	3,243,568	(4,397,338)	381,719	202,735	32,544

From Distributions to Shareholders:
From Net Investment Income:
Class C	—	—	—	—	—
Class N	—	(1,660,095)	—	—	—
Investor Shares	—	—	(16,856)	(15,225)	(1,395)
Institutional Shares	—	—	(352,592)	(187,237)	(16,819)
Financial Shares	—	—	—	—	(1,557)
Premium Shares	—	—	—	—	(1,687)
From Net Realized Gains:
Class C	—	—	—	—	—
Class N	—	(6,625,288)	—	—	—
Investor Shares	—	—	—	(737)	—
Institutional Shares	—	—	—	(10,206)	—
Total Dividends and Distributions to Shareholders	—	(8,285,383)	(369,448)	(213,405)	(21,458)
From Fund Share Transactions (Note 7)	4,881,534	8,770,859	139,009,711	(10,351,223)	(178,437,737)
Total Increase (Decrease) in Net Assets	8,125,102	(3,911,862)	139,021,982	(10,361,893)	(178,426,651)

Net Assets:
Beginning of period	94,328,890	98,240,752	342,661,247	353,023,140	531,449,791
End of period	$102,453,992	$94,328,890	$481,683,229	$342,661,247	$353,023,140
Undistributed net investment income at end of period	$527,180	$—	$—	$—	$—

45	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS Global Aggressive Equity Fund

Selected data based on	Class N Shares
a share outstanding
throughout each	Six Months
period indicated.	Ended
	October 31,		Fiscal Years Ending April 30,
	2016		2016	2015	2014	2013	2012
	(Unaudited)
Net asset value, beginning of period	$12.26		$13.73	$13.47	$13.37	$12.52	$13.37

Income (loss) from investment operations:
Net investment income (a) (b)	0.08		0.26	0.24	0.08	0.05	0.05
Net realized and unrealized gain (loss) on investments	0.56		(1.14)	0.74	2.26	1.35	(0.57)
Total income (loss) from investment operations	0.64		(0.88)	0.98	2.34	1.40	(0.52)

Less distributions from:
Net investment income	—		(0.25)	(0.22)	(0.23)	(0.05)	—
Net realized gains	—		(0.34)	(0.50)	(2.01)	(0.50)	(0.33)
Total distributions from net investment income and net realized gains	—		(0.59)	(0.72)	(2.24)	(0.55)	(0.33)

Net asset value, end of period	$12.90		$12.26	$13.73	$13.47	$13.37	$12.52

Total return (c)	5.22	% (f)	(6.39)%	7.50%	17.87%	11.55%	(3.54)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$96,898		$100,444	$101,201	$92,176	$90,657	$83,544
Ratio of expenses to average net assets (d)	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements (d)	1.43	% (e)	1.38%	1.36%	1.37%	1.38%	1.37%
Ratio of net investment income to average net assets (b)	1.31	% (e)	2.10%	1.81%	0.61%	0.42%	0.40%
Portfolio turnover rate	14	% (f)	35%	50%	24%	162%	49%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor and Gemini Fund Services, LLC (“GFS”) not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

46	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS Global Diversified Equity Fund

Selected data based on a	Class N Shares
share outstanding
throughout each period	Six Months
indicated.	Ended
	October 31,		Fiscal Years Ending April 30,
	2016		2016	2015	2014	2013	2012
	(Unaudited)
Net asset value, beginning of period	$16.15		$18.26	$17.61	$15.43	$13.72	$14.44

Income (loss) from investment operations:
Net investment income (a) (b)	0.25		0.27	0.21	0.13	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.37		(1.66)	0.95	2.17	1.67	(0.71)
Total income (loss) from investment operations	0.62		(1.39)	1.16	2.30	1.77	(0.63)

Less distributions from:
Net investment income	—		(0.13)	(0.34)	(0.12)	(0.06)	(0.09)
Net realized gains	—		(0.59)	(0.17)	—	—	—
Total distributions from net investment income and net realized gains	—		(0.72)	(0.51)	(0.12)	(0.06)	(0.09)

Net asset value, end of period	$16.77		$16.15	$18.26	$17.61	$15.43	$13.72

Total return (c)	3.84	% (f)	(7.59)%	6.68%	14.93%	12.91%	(4.31)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$413,013		$424,701	$567,510	$484,015	$483,612	$500,675
Ratio of expenses to average net assets (d)	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements (d)	1.22	% (e)	1.19%	1.17%	1.18%	1.18%	1.17%
Ratio of net investment income to average net assets (b)	3.01	% (e)	1.59%	1.19%	0.78%	0.72%	0.59%
Portfolio turnover rate	24	% (f)	58%	33%	27%	69%	19%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

47	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS Global Growth Fund

Selected data based on a	Class N Shares
share outstanding
throughout each period	Six Months
indicated.	Ended
	October 31,		Fiscal Years Ending April 30,
	2016		2016	2015	2014	2013	2012
	(Unaudited)
Net asset value, beginning of period	$10.48		$11.59	$11.17	$10.91	$9.81	$10.22

Income (loss) from investment operations:
Net investment income (a) (b)	0.26		0.13	0.13	0.09	0.15	0.16
Net realized and unrealized gain (loss) on investments	0.08		(0.77)	0.50	1.10	1.06	(0.41)
Total income (loss) from investment operations	0.34		(0.64)	0.63	1.19	1.21	(0.25)

Less distributions from:
Net investment income	—		(0.13)	(0.13)	(0.38)	(0.11)	(0.16)
Net realized gains	—		(0.34)	(0.08)	(0.55)	—	—
Total distributions from net investment income and net realized gains	—		(0.47)	(0.21)	(0.93)	(0.11)	(0.16)

Net asset value, end of period	$10.82		$10.48	$11.59	$11.17	$10.91	$9.81

Total return (c)	3.24	% (f)	(5.55)%	5.64%	11.04%	12.43%	(2.31)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$230,714		$240,407	$299,684	$234,427	$225,393	$230,562
Ratio of expenses to average net assets (d)	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements (d)	1.28	% (e)	1.25%	1.24%	1.28%	1.27%	1.27%
Ratio of net investment income to average net assets (b)	4.80	% (e)	1.25%	1.16%	0.81%	1.45%	1.68%
Portfolio turnover rate	4	% (f)	88%	29%	46%	69%	33%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

48	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS Growth and Income Fund

Selected data based on	Class N Shares
a share outstanding
throughout each	Six Months
period indicated.	Ended
	October 31,		Fiscal Years Ending April 30,
	2016		2016	2015	2014	2013	2012
	(Unaudited)
Net asset value, beginning of period	$10.55		$10.99	$10.82	$10.94	$10.10	$10.21

Income (loss) from investment operations:
Net investment income (a) (b)	0.15		0.15	0.14	0.09	0.19	0.20
Net realized and unrealized gain (loss) on investments	0.15		(0.40)	0.22	0.56	0.83	(0.10)
Total income (loss) from investment operations	0.30		(0.25)	0.36	0.65	1.02	0.10

Less distributions from:
Net investment income	—		(0.13)	(0.11)	(0.31)	(0.18)	(0.21)
Net realized gains	—		(0.06)	(0.08)	(0.46)	—	—
Total distributions from net investment income and net realized gains	—		(0.19)	(0.19)	(0.77)	(0.18)	(0.21)

Net asset value, end of period	$10.85		$10.55	$10.99	$10.82	$10.94	$10.10

Total return (c)	2.84	% (f)	(2.14)%	3.31%	6.08%	10.20%	1.12%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$346,863		$365,609	$423,486	$305,585	$300,478	$278,309
Ratio of expenses to average net assets (d)	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements (d)	1.21	% (e)	1.19%	1.19%	1.23%	1.22%	1.22%
Ratio of net investment income to average net assets (b)	2.79	% (e)	1.42%	1.33%	0.82%	1.83%	2.09%
Portfolio turnover rate	8	% (f)	56%	31%	39%	89%	13%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

49	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS Flexible Income Fund

Selected data based on	Class N Shares
a share outstanding
throughout each	Six Months
period indicated.	Ended
	October 31,		Fiscal Years Ending April 30,
	2016		2016	2015	2014	2013	2012
	(Unaudited)
Net asset value, beginning of period	$10.18		$10.35	$10.40	$10.76	$10.58	$10.37

Income (loss) from investment operations:
Net investment income (a) (b)	0.12		0.24	0.23	0.22	0.26	0.28
Net realized and unrealized gain (loss) on investments	0.10		(0.17)	(0.05)	(0.23)	0.23	0.22
Total income (loss) from investment operations	0.22		0.07	0.18	(0.01)	0.49	0.50

Less distributions from:
Net investment income	(0.12)		(0.24)	(0.23)	(0.22)	(0.26)	(0.29)
Net realized gains	—		—	—	(0.13)	(0.05)	—
Total distributions from net investment income and net realized gains	(0.12)		(0.24)	(0.23)	(0.35)	(0.31)	(0.29)

Net asset value, end of period	$10.28		$10.18	$10.35	$10.40	$10.76	$10.58

Total return (c)	2.21	% (f)	0.71%	1.75%	(0.01)%	4.76%	4.94%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$188,580		$194,603	$197,700	$164,000	$166,348	$143,125
Ratio of expenses to average net assets (d)	0.80	% (e)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before waivers and reimbursements (d)	1.00	% (e)	0.94%	0.93%	0.97%	0.98%	0.98%
Ratio of net investment income to average net assets (b)	2.40	% (e)	2.33%	2.24%	2.08%	2.40%	2.71%
Portfolio turnover rate	2	% (f)	19%	5%	24%	51%	8%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

50	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS International Equity Fund

Selected data based on a	Class N Shares
share outstanding
throughout each period	Six Months
indicated.	Ended
	October 31,		Fiscal Years Ending April 30,
	2016		2016	2015		2014		2013	2012
	(Unaudited)
Net asset value, beginning of period	$4.19		$4.68	$10.61		$10.75		$10.16	$10.48

Income (loss) from investment operations:
Net investment income (a) (b)	0.04		0.10	0.11		0.08		0.10	0.09
Net realized and unrealized gain (loss) on investments	0.03		(0.48)	0.33		0.73		0.77	(0.12)
Total income (loss) from investment operations	0.07		(0.38)	0.44		0.81		0.87	(0.03)

Less distributions from:
Net investment income	—		(0.11)	(0.23)		(0.08)		(0.09)	(0.10)
Net realized gains	—		—	(6.14)		(0.87)		(0.19)	(0.19)
Total distributions from net investment income and net realized gains	—		(0.11)	(6.37)		(0.95)		(0.28)	(0.29)

Net asset value, end of period	$4.26		$4.19	$4.68		$10.61		$10.75	$10.16

Total return (c)	1.67	% (h)	(8.11)%	9.82%		7.75%		8.66%	(0.09)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$18,712		$19,753	$13,884		$255,231		$248,326	$233,472
Ratio of expenses to average net assets, excluding dividends from securities sold short and interest expense (d)	1.15	% (g)	1.15%	1.15	% (e)	1.15	% (e)	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements, excluding dividends from securities sold short and interest expense (d)	2.24	% (g)	2.21%	1.37	% (f)	1.25	% (f)	1.24%	1.24%
Ratio of net investment income to average net assets (b)	2.04	% (g)	2.55%	1.06%		0.72%		0.93%	0.91%
Portfolio turnover rate	85	% (h)	230%	45%		44%		84%	46%

(a)	Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Including dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.19% for the year ended April 30, 2015 and 1.23% for the year ended April 30, 2014.

(f)	Including dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.41% for the year ended April 30, 2015 and 1.33% for the year ended April 30, 2014. Had the advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.

(g)	Annualized for periods less than one year.

(h)	Not annualized.

51	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
CLS Shelter Fund

Selected data based on	Class N Shares
a share outstanding	Six Months
throughout each	Ended
period indicated.	October 31,		Fiscal Years Ending April 30,
	2016		2016	2015	2014	2013	2012
	(Unaudited)
Net asset value, beginning of period	$11.65		$13.35	$12.21	$10.59	$9.93	$11.74

Income (loss) from investment operations:
Net investment income (a) (b)	0.07		0.15	0.13	0.09	0.04	(0.02)
Net realized and unrealized gain (loss) on investments	0.34		(0.75)	1.10	1.57	0.62	(1.70)
Total income (loss) from investment operations	0.41		(0.60)	1.23	1.66	0.66	(1.72)

Less distributions from:
Net investment income	—		(0.22)	(0.09)	(0.04)	—	—
Net realized gains	—		(0.88)	—	—	—	(0.09)
Total distributions from net investment income and net realized gains	—		(1.10)	(0.09)	(0.04)	—	(0.09)

Net asset value, end of period	$12.06		$11.65	$13.35	$12.21	$10.59	$9.93

Total return (c)	3.52	% (f)	(4.43)%	10.11%	15.66%	6.65%	(14.60)%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$102,454		$94,329	$98,241	$69,314	$42,828	$63,207
Ratio of expenses to average net assets (d)	1.15	% (e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets before waivers and reimbursements (d)	1.26	% (e)	1.24%	1.27%	1.37%	1.37%	1.29%
Ratio of net investment income to average net assets (b)	1.06	% (e)	1.19%	0.99%	0.75%	0.39%	(0.15)%
Portfolio turnover rate	127	% (f)	346%	106%	158%	291%	311%

(a)	Net investment income (loss) has been calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the advisor and GFS not absorbed a portion of the expenses, total returns would have been lower.

(d)	Does not include the expenses of the investment companies in which the Fund invests.

(e)	Annualized for periods less than one year.

(f)	Not annualized.

52	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Milestone Treasury Obligations Fund

Selected data based on a	Investor Shares
share outstanding	Six		Five
throughout each period	Months		Months
indicated.	Ended		Ended
	Oct. 31,		April 30,		Years Ended November 30,
	2016		2016		2015		2014		2013		2012		2011
	(Unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Activity from investment operations:
Net investment income (a)	0.001		0.001		0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)

Less distributions from:
Net investment income	(0.001)		(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)
Net realized gains	—		0.000	(b)	—		—		(0.000	) (b)	—		—
Total distributions	(0.001)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.08	% (h)	0.04	% (h)	0.00%		0.00%		0.00%		0.01%		0.01%

Net assets, end of period (in 000’s)	$26,219		$19,973		$23,537		$43,239		$50,829		$54,039		$53,492
Ratio of gross expenses to average net assets (c)	0.41	% (g)	0.43	% (g)	0.41%		0.45%		0.41%		0.46%		0.55%
Ratio of net expenses to average net assets	0.20	% (g)	0.19	% (g)	0.09	% (d)	0.06	% (d)	0.10	% (d)	0.18	% (d)	0.13	% (e)
Ratio of net investment income to average net assets	0.16	% (g)	0.12	% (g)	0.00	% (f)	0.00	% (f)	0.00	% (f)	0.01%		0.00	% (f)

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.001 per share.

(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(d)	The advisor, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.27%, 0.16% and 0.16% for the years ended November 30, 2012, November 30, 2013, November 30, 2014 respectively, and 0.09% for the year ended November 30, 2015, decreased the net expense ratio.

(e)	The previous advisor, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return. The additional waiver 0.32% for the year ended November 30, 2011, respectively, decreased the net expense ratio. A portion of the fees for the year ended November 30, 2011 were waived by CLS Investments, LLC.

(f)	Less than 0.005%.

(g)	Annualized for periods less than one year.

(h)	Not annualized.

53	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Financial Highlights
Milestone Treasury Obligations Fund

Selected data based on a	Institutional Shares
share outstanding	Six		Five
throughout each period	Months		Months
indicated.	Ended		Ended
	Oct. 31,		April 30,		Years Ended November 30,
	2016		2016		2015		2014		2013		2012		2011
	(Unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Activity from investment operations:
Net investment income (a)	0.001		0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)	0.000	(b)

Less distributions from:
Net investment income	(0.001)		(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)	(0.000	) (b)
Net realized gains	—		(0.000	) (b)	—		—		(0.000	) (b)	—		—
Total distributions	(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)		(0.000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.08	% (h)	0.04	% (h)	0.00%		0.00%		0.01%		0.01%		0.01%

Net assets, end of period (in 000’s)	$455,464		$322,688		$302,841		$381,208		$79,964		$75,810		$240,723
Ratio of gross expenses to average net assets (c)	0.28	% (g)	0.28	% (g)	0.26%		0.30%		0.27%		0.30%		0.34%
Ratio of net expenses to average net assets	0.20	% (g)	0.19	% (g)	0.09	% (d)	0.06	% (d)	0.09	% (d)	0.14	% (d)	0.13	% (e)
Ratio of net investment income to average net assets	0.16	% (g)	0.12	% (g)	0.00	% (f)	0.00	% (f)	0.01%		0.01%		0.00	% (f)

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Amount represents less than $0.001 per share.

(c)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(d)	The advisor, CLS Investments, LLC, has agreed to waive additional fees in order to maintain a positive return. The additional waiver, 0.06%, 0.08% and 0.14% for the years ended November 30, 2012, November 30, 2013 and November 30, 2014 , respectively, and 0.09% for the year ended November 30, 2015, decreased the net expense ratio.

(e)	The previous advisor, Milestone Capital Management, LLC, had agreed to waive additional fees in order to maintain a positive return. The additional waiver of 0.07% for the year ended November 30, 2011, respectively, decreased the net expense ratio. A portion of the fees for the year ended November 30, 2011 were waived by CLS Investments, LLC.

(f)	Less than 0.005%.

(g)	Annualized for periods less than one year.

(h)	Not annualized.

54	Refer to the Notes to Financial Statements in this Report for further information regarding the values set forth above.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited)

October 31, 2016

1.	Organization

AdvisorOne Funds (the “Trust” or the “Funds”) was organized as a Delaware Business Trust in December 1996 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Global Growth Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS International Equity Fund, CLS Shelter Fund and Milestone Treasury Obligations Fund, collectively the “Funds” and each individually a “Fund” are each a diversified series of the Trust. The Milestone Treasury Obligations Fund, formerly known as the Treasury Obligations Portfolio (“Predecessor Fund”), was reorganized into the AdvisorOne Funds (the “Trust”) on January 23, 2012. The Predecessor Fund was a series of the Milestone Funds, a Delaware business trust formed on July 14, 1994. The Funds each offer an unlimited number of shares of beneficial interest without par value. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Fund	The primary investment objective of each Fund is as follows:
CLS Global Aggressive Equity Fund	Long-term growth
CLS Global Diversified Equity Fund	Long-term growth of capital without regard to current income
CLS Global Growth Fund	Total return, consisting of capital growth and income
CLS Growth and Income Fund	Combination of current income and growth of capital
CLS Flexible Income Fund	Total return, consisting of capital growth and income, consistent with preservation of capital
CLS International Equity Fund	Growth of capital and current income
CLS Shelter Fund	Limiting the impact of large equity market declines. The Fund’s secondary investment objective is growth of capital.
Milestone Treasury Obligations Fund	Provide its shareholders with the maximum current income that is consistent with the preservation of capital and the maintenance of liquidity.

The Funds offer the following classes of shares:

Class	Funds Offering Class
Class N	CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS
Global Growth Fund, CLS Growth and Income Fund, CLS Flexible Income
Fund, CLS International Equity Fund and CLS Shelter Fund
Investor Shares	Milestone Treasury Obligations Fund
Institutional Shares	Milestone Treasury Obligations Fund

CLS Diversified Equity Fund’s Class C shares were closed on August 29, 2016.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized to maturity. Amortization of premium and accretion of market discount are charged to income. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) Administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by their Funds will not change.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2016 for the Funds’ investments measured at fair value:

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

CLS Global Aggressive Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$96,845,316	$—	$—	$96,845,316
Money Market Funds	320,823	—	—	320,823
Collateral for Securities Loaned	19,496,057	—	—	19,496,057
Total	$116,662,196	$—	$—	$116,662,196

CLS Global Diversified Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$407,486,070	$—	$—	$407,486,070
Money Market Funds	5,167,033	—	—	5,167,033
Collateral for Securities Loaned	49,648,300	—	—	49,648,300
Total	$462,301,403	$—	$—	$462,301,403

CLS Global Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$36,101,135	$—	$—	$36,101,135
Equity Funds	194,081,085	—	—	194,081,085
Money Market Funds	813,634	—	—	813,634
Collateral for Securities Loaned	33,845,356		—	33,845,356
Total	$264,841,210	$—	$—	$264,841,210

CLS Growth and Income Fund

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$154,913,267	$—	$—	$154,913,267
Equity Funds	189,460,047	—	—	189,460,047
Money Market Funds	2,848,355	—	—	2,848,355
Collateral for Securities Loaned	21,625,307		—	21,625,307
Total	$368,846,976	$—	$—	$368,846,976

CLS Flexible Income Fund

Assets	Level 1	Level 2	Level 3	Total
Bond Funds	$160,112,702	$—	$—	$160,112,702
Equity Funds	16,219,108	—	—	16,219,108
U.S. Government & Agency Obligations	—	11,483,751	—	11,483,751
Money Market Funds	798,762	—	—	798,762
Collateral for Securities Loaned	31,997,285	—	—	31,997,285
Total	$209,127,857	$11,483,751	$—	$220,611,608

CLS International Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$18,595,039	$—	$—	$18,595,039
Money Market Funds	126,118	—	—	126,118
Collateral for Securities Loaned	5,617,750	—	—	5,617,750
Total	$24,338,907	$—	$—	$24,338,907

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

CLS Shelter Fund

Assets	Level 1	Level 2	Level 3	Total
Equity Funds	$101,489,227	$—	$—	$101,489,227
Money Market Funds	917,480	—	—	917,480
Collateral for Securities Loaned	19,744,434	—	—	19,744,434
Total	$122,151,141	$—	$—	$122,151,141

Milestone Treasury Obligations Fund

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$199,724,815	$—	$199,724,815
Repurchase Agreements	—	311,925,000	—	311,925,000
Total	$—	$511,649,815	$—	$511,649,815

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of any level during the period. It is the Funds’ policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

Refer to the Schedules of Investments for security classifications.

Repurchase Agreements

The Milestone Treasury Obligations Fund may purchase securities from financial institutions subject to the seller’s agreement to repurchase and the Fund’s agreement to resell the securities at par. The advisor only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board. Securities purchased subject to repurchase agreements are maintained with a custodian of the Fund and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Fund will require the seller to deposit additional collateral by the next business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

Offsetting of Financial Assets and Derivative Liabilities – The following table presents the Fund’s liability derivatives available for offset, net of collateral pledged as of October 31, 2016:

					Gross Amounts Not
					Offset in the Statement
Assets:					of Assets & Liabilities
			Gross	Net Amounts
			Amounts	of Assets
	Gross		Offset in the	Presented in
	Amounts of		Statement	the Statement		Cash
	Recognized		of Assets &	of Assets &	Financial	Collateral		Net
Description	Assets		Liabilities	Liabilities	Instruments	Received		Amount
BNP Paribas Securities Corp.	$75,000,000	(1)	$—	$75,000,000	$(75,000,000)	$—	(2)	$—
Credit Agricole	102,425,000	(1)	—	102,425,000	(102,425,000)	—	(2)	—
Credit Suisse Securities (USA) LLC	84,500,000	(1)	—	84,500,000	(84,500,000)		(2)	—
Societe Generale	50,000,000	(1)	—	50,000,000	(50,000,000)	—	(2)	—
Total	$311,925,000		$—	$311,925,000	$(311,925,000)	$—		$—

(1)	Repurchase Agreements at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balanced and, accordingly, does not include excess collateral pledged.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes

The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

The Funds may write call options only if they (i) own an offsetting position in the underlying security or (ii) have an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Income Taxes

It is each Fund’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2014-2016), or expected to be taken in the Funds’ 2017 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Related Income

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses

Expenses of the Trust that are directly identifiable to a specific Fund, are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. Each Fund’s income, expenses (other than the class specific distribution and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

Distributions to Shareholders

Income will normally be declared and distributed at least annually for all Funds with exception of Milestone Treasury Obligations Fund. Income will normally be declared daily and distributed monthly for the Milestone Treasury Obligations Fund. The Funds declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to the treatment of wash sale losses, grantor trust and partnership income.

Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

The Trust has entered into an Investment Advisory Agreement with CLS Investments, LLC (the “Advisor”, formerly Clarke Lanzen Skalla Investment Firm, LLC), a subsidiary of NorthStar Financial Services Group, LLC. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Funds will pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.75% of net assets for CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Global Growth Fund, CLS Growth and Income Fund, CLS International Equity Fund, and CLS Shelter Fund; CLS Flexible Income at the annualized rate of 0.40%; and Milestone Treasury Obligations Fund at the annualized rate of 0.10%.

The Trustees have adopted a Shareholder Servicing Plan with respect to the Class N Shares of the Funds (“Class N Plan”). The Class N Plan allows each of the Funds to use part of its assets for the payment of certain shareholder servicing expenses, including administrative or other shareholder support services. For these services under the Class N Plan, the Funds pay CLS an amount equal to 0.25% of average net assets attributable to Class N Shares, as applicable, of the respective Funds on an annualized basis. CLS shall use monies to compensate other parties that have entered into shareholder servicing agreements with CLS with respect to the servicing of Fund shares. In addition, the Milestone Treasury Obligations Fund accrues Shareholder Servicing Fees at an amount equal to 0.25% for Investor Shares, and 0.10% for Institutional Shares.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

The Advisor has contractually agreed to waive or limit its management fees and to reimburse expenses, other than expenses relating to dividends on short sales, interest expense, indirect fees and expenses of underlying funds, and extraordinary or non-recurring expenses, through December 31, 2017, so that the annual operating expenses of the Funds do not exceed the percentage of the average daily net assets as indicated below:

Expense Limitation
Class N
CLS Global Aggressive Equity
CLS Global Diversified Equity
CLS Global Growth	1.15%
CLS Growth and Income
CLS International Equity
CLS Shelter

Class N	0.80%
CLS Flexible Income

Investor Shares	0.45%
Milestone Treasury Obligations Fund

Institutional Shares	0.20%
Milestone Treasury Obligations Fund

The waivers and reimbursements, if any, of the Advisor’s fees for the six months ended October 31, 2016, were as follows:

Fund	Waiver/Reimbursement ($)
CLS Global Aggressive Equity Fund	$139,886
CLS Global Diversified Equity Fund	134,512
CLS Global Growth Fund	159,791
CLS Growth and Income Fund	116,873
CLS Flexible Income Fund	198,235
CLS International Equity Fund	104,515
CLS Shelter Fund	53,467
Milestone Treasury Obligations Fund	6,280

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

Fees waived or expenses reimbursed may be recouped by the Advisor from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above. Except as noted below, during the six months ended October 31, 2016, the Advisor recaptured no fees for prior period expense waivers/reimbursements from the Funds. The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor through April 30 of the years indicated:

Fund	2017 ($)	2018 ($)	2019 ($)	Total ($)
CLS Global Aggressive Equity Fund	$205,128	$204,172	$216,606	$625,906
CLS Global Diversified Equity Fund	152,064	100,527	184,484	437,075
CLS Global Growth Fund	310,466	255,228	257,009	822,703
CLS Growth and Income Fund	236,881	146,025	162,615	545,521
CLS Flexible Income Fund	279,009	235,410	272,835	787,254
CLS International Equity Fund	247,165	262,496	151,643	661,304
CLS Shelter Fund	114,933	102,029	84,181	301,143

During the six months ended October 31, 2016, the Advisor recaptured no fees for prior period expense waivers/reimbursements from the Funds. The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Advisor for Milestone Treasury Obligations Fund through:

November 30, 2016	November 30, 2017	November 30, 2018	Total
$62,391	$66,261	$12,352	$141,004

The Advisor has voluntarily agreed to waive additional fees for Milestone Treasury Obligations Fund in order to maintain a positive yield. This agreement may be terminated at any time.

For the six months ended October 31, 2016, the Milestone Treasury Obligations Fund incurred shareholder service fees in the amount of $210,323. The Fund waived shareholder service fees as follows:

Share Class	Expense Waiver ($)
Investor Shares	$21,435
Institutional Shares	169,263
Total	190,698

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Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

Distributor

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of the advisor. The Trust, with respect to the Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides for the payment of a distribution fee to the Distributor at an annualized rate of 1.00% of the average daily net assets attributable to Class C shares. During the six months ended October 31, 2016, the Global Diversified Equity Fund Class C shares incurred $7,480 pursuant to the Plan. Class N shares do not pay any 12b-1 distribution fees, but pay the Advisor 0.25% for payments to third parties for shareholder services.

Administration, Fund Accounting, Transfer Agent, Custody Administration Fees

Gemini Fund Services, LLC (“GFS”), an affiliate of the distributor and advisor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the distributor provide ancillary services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS, the distributor and the advisor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Chief Compliance Officer

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, the distributor and the advisor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Trustees Fees

The Trust pays each Trustee of the Trust who was not an interested person a flat fee of $24,000 per year plus $6,000 for an in-person quarterly meeting or $1,000 per quarter if participating in the meeting by telephone. In every instance, the cost of the fees are to be allocated among the participating Funds in accordance with a formula that takes into account the overall asset size of each affected Fund. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust.

Certain officers of the Trust are officers of GFS, NLCS, the advisor and/or the distributor.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

4.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities (including written options and short sales) owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at October 31, 2016, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)
CLS Global Aggressive Equity Fund	$103,458,275	$14,044,596	$(840,675)	$13,203,921
CLS Global Diversified Equity Fund	409,847,358	56,073,012	(3,618,967)	52,454,045
CLS Global Growth Fund	247,460,309	20,215,941	(2,835,040)	17,380,901
CLS Growth and Income Fund	343,348,348	27,106,114	(1,607,486)	25,498,628
CLS Flexible Income Fund	219,631,787	4,567,383	(3,587,562)	979,821
CLS International Equity Fund	23,930,981	692,365	(284,439)	407,926
CLS Shelter Fund	119,598,381	2,929,815	(377,055)	2,552,760
Milestone Treasury Obligations Fund	511,649,815	—	—	—

5.	Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than short-term securities, for the six months October 31, 2016, were as follows:

Fund	Purchases ($)	Sales ($)
CLS Global Aggressive Equity Fund	$13,815,830	$21,894,294
CLS Global Diversified Equity Fund	101,813,344	124,445,650
CLS Global Growth Fund	9,258,194	21,203,282
CLS Growth and Income Fund	28,901,854	47,518,326
CLS Flexible Income Fund	4,117,900	11,501,604
CLS International Equity Fund	16,246,092	17,371,144
CLS Shelter Fund	129,147,980	123,694,542

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued) October 31, 2016

6.	Investments in Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at October 31, 2016 are noted in the Funds’ Portfolio of Investments. Transactions during the period with companies that are affiliates or were affiliates at the beginning of the period are as follows:

CLS Global Aggressive Equity

							Change in
		Value-					Unrealized		Shares
		Beginning		Sales	Dividends	Realized	Appreciation/		Held at
		of Period	Purchases	Proceeds	Credited to	Gain	(Depreciation)	Value-End	End of
CUSIP	Description	($)	($)	($)	Income ($)	(Loss) ($)	($)	of Period ($)	Period
00764F383	Milestone Treasury Obligations Fund	$8,000,000	$7,000,000	$—	$—	$—	$—	$15,000,000	15,000,000
464288786	iShares U.S. Insurance ETF	4,910,100	—	—	44,217	—	263,250	5,173,350	97,500
Total		$12,910,100	$7,000,000	$—	$44,217	$—	$263,250	$20,173,350	15,097,500

CLS Global Diversified Equity

							Change in
		Value-					Unrealized		Shares
		Beginning		Sales	Dividends	Realized	Appreciation/		Held at
		of Period	Purchases	Proceeds	Credited to	Gain	(Depreciation)	Value-End	End of
CUSIP	Description	($)	($)	($)	Income ($)	(Loss) ($)	($)	of Period ($)	Period
00764F383	Milestone Treasury Obligations Fund	$29,000,000	$6,000,000	$—	$—	$—	$—	$35,000,000	35,000,000
46641Q209	JPMorgan Diversified Return International Equity ETF	—	31,203,900	—	—	—	396,900	31,600,800	630,000
78463X533	SPDR S&P Emerging Markets Dividend ETF	37,180,000	—	—	1,480,449	—	1,210,000	38,390,000	1,375,000
Total		$66,180,000	$37,203,900	$—	$1,480,449	$—	$1,606,900	$104,990,800	37,005,000

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

CLS Global Growth

Change in
		Value-					Unrealized		Shares
		Beginning		Sales	Dividends	Realized	Appreciation/		Held at
		of Period	Purchases	Proceeds	Credited to	Gain	(Depreciation)	Value-End	End of
CUSIP	Description	($)	($)	($)	Income ($)	(Loss) ($)	($)	of Period ($)	Period
00764F383	Milestone Treasury Obligations Fund	$34,400,000	$—	$6,500,000	$—	$—	$—	$27,900,000	27,900,000

CLS Growth and Income

							Change in
		Value-					Unrealized		Shares
		Beginning		Sales	Dividends	Realized	Appreciation/	Value-End	Held at
		of Period	Purchases	Proceeds	Credited to	Gain	(Depreciation)	of Period	End of
CUSIP	Description	($)	($)	($)	Income ($)	(Loss) ($)	($)	($)	Period
00764F383	Milestone Treasury Obligations Fund	$25,800,000	$—	$18,500,000	$—	$—	$—	$7,300,000	7,300,000
316188309	Fidelity Total Bond ETF	11,930,400	—	—	170,400	—	231,960	12,162,360	240,000
97717W125	WisdomTree Managed Futures Strategy Fund	12,108,980	—	—	—	—	(355,235)	11,753,745	281,932
Total		$49,839,380	$—	$18,500,000	$170,400	$—	$(123,275)	$31,216,105	7,821,932

CLS Flexible Income

Change in
		Value-					Unrealized		Shares
		Beginning		Sales	Dividends	Realized	Appreciation/	Value-End	Held at
		of Period	Purchases	Proceeds	Credited to	Gain	(Depreciation)	of Period	End of
CUSIP	Description	($)	($)	($)	Income ($)	(Loss) ($)	($)	($)	Period
00764F383	Milestone Treasury Obligations Fund	$20,500,000	$3,000,000	$—	$—	$—	$—	$23,500,000	23,500,000

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

CLS International Equity

							Change in
		Value-					Unrealized		Shares
		Beginning		Sales	Dividends	Realized	Appreciation/	Value-End	Held at
		of Period	Purchases	Proceeds	Credited to	Gain	(Depreciation)	of Period	End of
CUSIP	Description	($)	($)	($)	Income ($)	(Loss) ($)	($)	($)	Period
00764F383	Milestone Treasury Obligations Fund	$4,000,000	$—	$4,000,000	$—	$—	$—	$—	—
46434V712	iShares Edge MSCI Minimum Volatility Japan ETF	1,858,025	144,700	—	11,569	—	120,375	2,123,100	35,000
Total		$5,858,025	$144,700	$4,000,000	$11,569	$—	$120,375	$2,123,100	35,000

CLS Shelter

Change in
		Value-					Unrealized		Shares
		Beginning		Sales	Dividends	Realized	Appreciation/	Value-End	Held at
		of Period	Purchases	Proceeds	Credited to	Gain	(Depreciation)	of Period	End of
CUSIP	Description	($)	($)	($)	Income ($)	(Loss) ($)	($)	($)	Period
00764F383	Milestone Treasury Obligations Fund	$2,000,000	$—	$—	$—	$—	$—	$2,000,000	2,000,000

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

7.	Shareholders’ Transactions

As of October 31, 2016, the Funds had an unlimited number of shares authorized. Following is a summary of shareholder transactions for each Fund:

	Period Ended		Year Ended
	October 31, 2016		April 30, 2016

CLS Global Aggressive Equity Fund	Shares	Dollars	Shares	Dollars
Class N Shares:

Shares Sold	378,832	$4,777,998	3,412,573	$43,263,066
Shares issued to shareholders in reinvestment	—	—	404,947	4,944,407
Shares redeemed	(1,060,946)	(13,464,471)	(2,998,187)	(37,559,203)
Net increase (decrease)	(682,114)	$(8,686,473)	819,333	$10,648,270

CLS Global Diversified Equity Fund	Shares	Dollars	Shares	Dollars
Class C Shares:

Shares Sold	690	$10,573	3,486	$55,002
Shares issued to shareholders in reinvestment	—	—	5,676	85,078
Shares redeemed	(147,927)	(2,345,111)	(11,689)	(179,955)
Net decrease	(147,237)	$(2,334,538)	(2,527)	$(39,875)

CLS Global Diversified Equity Fund	Shares	Dollars	Shares	Dollars
Class N Shares:

Shares Sold	1,756,970	$29,073,988	3,801,749	$62,676,801
Shares issued to shareholders in reinvestment	—	—	1,201,496	19,163,867
Shares redeemed	(3,418,029)	(56,613,002)	(9,783,135)	(161,903,457)
Net decrease	(1,661,059)	$(27,539,014)	(4,779,890)	$(80,062,789)

CLS Global Growth Fund	Shares	Dollars	Shares	Dollars
Class N Shares:

Shares Sold	1,311,445	$14,122,842	3,838,356	$41,385,123
Shares issued to shareholders in reinvestment	—	—	1,046,674	10,874,943
Shares redeemed	(2,924,572)	(31,558,602)	(7,800,451)	(83,683,592)
Net increase decrease	(1,613,127)	$(17,435,760)	(2,915,421)	$(31,423,526)

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

	Period Ended		Year Ended
	October 31, 2016		April 30, 2016

CLS Growth and Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:

Shares Sold	1,966,945	$21,164,626	7,728,138	$80,785,077
Shares issued to shareholders in reinvestment	—	—	711,313	7,255,385
Shares redeemed	(4,682,024)	(50,375,949)	(12,299,432)	(128,029,494)
Net decrease	(2,715,079)	$(29,211,323)	(3,859,981)	$(39,989,032)

CLS Flexible Income Fund	Shares	Dollars	Shares	Dollars
Class N Shares:

Shares Sold	1,652,607	$17,038,080	6,060,273	$60,901,842
Shares issued to shareholders in reinvestment	223,976	2,306,241	448,027	4,509,178
Shares redeemed	(2,642,356)	(27,220,338)	(6,496,474)	(65,536,353)
Net increase (decrease)	(765,773)	$(7,876,017)	11,826	$(125,333)

CLS International Equity Fund	Shares	Dollars	Shares	Dollars
Class N Shares:

Shares Sold	374,466	$1,576,094	3,503,399	$14,160,477
Shares issued to shareholders in reinvestment	—	—	131,548	523,560
Shares redeemed	(697,293)	(2,926,371)	(1,888,196)	(7,740,815)
Net increase (decrease)	(322,827)	$(1,350,277)	1,746,751	$6,943,222

CLS Shelter Fund	Shares	Dollars	Shares	Dollars
Class N Shares:

Shares Sold	1,371,303	$16,480,263	2,615,053	$31,975,517
Shares issued to shareholders in reinvestment	—	—	717,947	8,285,104
Shares redeemed	(971,995)	(11,598,729)	(2,590,654)	(31,489,762)
Net increase	399,308	$4,881,534	742,346	$8,770,859

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

	Six Months Ended		Five Months Ended		Year Ended
	October 31, 2016		April 30, 2016		November 30, 2015
Milestone Treasury Obligations Fund Investor Shares:	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares Sold	17,995,666	$17,995,666	28,236,832	$28,236,832	99,946,856	$99,946,856
Shares issued to shareholders in reinvestment	13,921	13,921	15,961	15,961	929	929
Shares redeemed	(11,759,434)	(11,759,434)	(31,815,990)	(31,815,990)	(119,650,358)	(119,650,358)
Net increase (decrease)	6,250,153	$6,250,153	(3,563,197)	$(3,563,197)	(19,702,573)	$(19,702,573)

Milestone Treasury Obligations Fund Institutional Shares:	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares Sold	2,504,614,716	$2,504,614,716	2,160,535,237	$2,160,535,237	2,958,988,389	$2,958,988,389
Shares issued to shareholders in reinvestment	17,035	17,035	13,203	13,203	823	823
Shares redeemed	(2,371,872,193)	(2,371,872,193)	(2,140,655,575)	(2,140,655,575)	(3,037,364,122)	(3,037,364,122)
Net increase (decrease)	132,759,558	$132,759,558	19,892,865	$19,892,865	(78,374,910)	$(78,374,910)

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

8.	Securities Lending

The CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Global Growth Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS International Equity Fund, and CLS Shelter Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the statement of Assets & Liabilities and on the Schedule of Investments. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

The Lending Agent may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is deemed an affiliate of the Trust and is managed by CLS Investments, LLC. The Milestone Treasury Obligations Fund is registered under the 1940 Act as an open end investment company, is subject to Rule 2a-7 under the 190 Act, which CLS may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Milestone Treasury Obligations Fund.

The Portfolio has adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2016.

CLS Global Aggressive Equity	Remaining Contractual Maturity of the Agreements as of October 31, 2016

	Overnight and
	Continuous		Between 30 &
Securities Lending Transactions	($)	< 30 days ($)	90 days ($)	> 90 days ($)	Total ($)
Exchange Traded Funds	$18,973,269	$—	$—	$—	$18,973,269
Total Borrowings	18,973,269	—	—	—	18,973,269
Gross amount of recognized liabilities for securities lending transactions					$18,973,269

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

CLS Global Diversified Equity	Remaining Contractual Maturity of the Agreements as of October 31, 2016

	Overnight and
	Continuous		Between 30 &
Securities Lending Transactions	($)	< 30 days ($)	90 days ($)	> 90 days ($)	Total ($)
Exchange Traded Funds	$48,489,469	$—	$—	$—	$48,489,469
Total Borrowings	48,489,469	—	—	—	48,489,469
Gross amount of recognized liabilities for securities lending transactions					$48,489,469

CLS Global Growth	Remaining Contractual Maturity of the Agreements as of October 31, 2016

	Overnight and
	Continuous		Between 30 &
Securities Lending Transactions	($)	< 30 days ($)	90 days ($)	> 90 days ($)	Total ($)
Exchange Traded Funds	$32,779,873	$—	$—	$—	$32,779,873
Total Borrowings	32,779,873	—	—	—	32,779,873
Gross amount of recognized liabilities for securities lending transactions					$32,779,873

CLS Growth and Income	Remaining Contractual Maturity of the Agreements as of October 31, 2016

	Overnight and
	Continuous		Between 30 &
Securities Lending Transactions	($)	< 30 days ($)	90 days ($)	> 90 days ($)	Total ($)
Exchange Traded Funds	$21,119,494	$—	$—	$—	$21,119,494
Total Borrowings	21,119,494	—	—	—	21,119,494
Gross amount of recognized liabilities for securities lending transactions					$21,119,494

CLS Flexible Income	Remaining Contractual Maturity of the Agreements as of October 31, 2016

	Overnight and
	Continuous		Between 30 &
Securities Lending Transactions	($)	< 30 days ($)	90 days ($)	> 90 days ($)	Total ($)
Exchange Traded Funds	$31,254,250	$—	$—	$—	$31,254,250
Total Borrowings	31,254,250	—	—	—	31,254,250
Gross amount of recognized liabilities for securities lending transactions					$31,254,250

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

CLS International Equity	Remaining Contractual Maturity of the Agreements as of October 31, 2016

	Overnight and
	Continuous		Between 30 &
Securities Lending Transactions	($)	< 30 days ($)	90 days ($)	> 90 days ($)	Total ($)
Exchange Traded Funds	$5,460,943	$—	$—	$—	$5,460,943
Total Borrowings	5,460,943	—	—	—	5,460,943
Gross amount of recognized liabilities for securities lending transactions					$5,460,943

CLS Shelter	Remaining Contractual Maturity of the Agreements as of October 31, 2016

	Overnight and
	Continuous		Between 30 &
Securities Lending Transactions	($)	< 30 days ($)	90 days ($)	> 90 days ($)	Total ($)
Exchange Traded Funds	$19,207,402	$—	$—	$—	$19,207,402
Total Borrowings	19,207,402	—	—	—	19,207,402
Gross amount of recognized liabilities for securities lending transactions					$19,207,402

Securities Lending income is a portion of total investment income and may not continue in the future due to market conditions.

			Gross Amounts not offset in the
			Statement of Assets & Liabilities
	Gross Amounts
	Recognized
	in Statements		Financial		Cash
	of Assets &		Instruments		Collateral	Net Amount
Fund	Liabilities ($)		Pledged ($)		Pledged ($)	of Assets ($)
CLS Global Aggressive Equity Fund	$19,496,057	(1)	$19,496,057	(2)	$—	$—
CLS Global Diversified Equity Fund	49,648,300	(1)	49,648,300	(2)	—	—
CLS Global Growth Fund	33,845,356	(1)	33,845,356	(2)	—	—
CLS Growth and Income Fund	21,625,307	(1)	21,625,307	(2)	—	—
CLS Flexible Income Fund	31,997,285	(1)	31,997,285	(2)	—	—
CLS International Equity Fund	5,617,750	(1)	5,617,750	(2)	—	—
CLS Shelter Fund	19,744,434	(1)	19,744,434	(2)	—	—

(1)	Collateral for Securities Loaned at value as presented in the Schedule of Investments.

(2)	The amount is limited to the liability balance and accordingly, does not include excess collateral pledged.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

9.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2016, Nationwide Trust Company held the following voting securities for the sole benefit of customers and may be deemed to control the Funds:

Fund
CLS Global Aggressive Equity Fund	35.70%
CLS Global Diversified Equity Fund	29.20%
CLS Global Growth Fund	29.40%
CLS Growth and Income Fund	29.17%
CLS Flexible Income Fund	27.02%
CLS International Equity Fund	37.33%

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

10.	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions for the following periods were as follows:

For the year ended April 30, 2016:

		Long-Term
Portfolio	Ordinary Income ($)	Capital Gains ($)	Total ($)
CLS Global Aggressive Equity Fund	$2,087,040	$2,860,912	$4,947,952
CLS Global Diversified Equity Fund	3,472,351	15,932,562	19,404,913
CLS Global Growth Fund	2,962,069	7,987,904	10,949,973
CLS Growth and Income Fund	4,928,971	2,385,105	7,314,076
CLS Flexible Income Fund	4,518,964	—	4,518,964
CLS International Equity Fund	525,700	—	525,700
CLS Shelter Fund	1,725,147	6,560,236	8,285,383
Milestone Treasury Obligations Fund	185,688	—	185,688

For the year ended April 30, 2015:

		Long-Term
Portfolio	Ordinary Income ($)	Capital Gains ($)	Total ($)
CLS Global Aggressive Equity Fund	$1,735,518	$3,643,692	$5,379,210
CLS Global Diversified Equity Fund	9,862,039	6,244,211	16,106,250
CLS Global Growth Fund	3,113,963	2,344,973	5,458,936
CLS Growth and Income Fund	4,114,557	3,030,552	7,145,109
CLS Flexible Income Fund	4,115,620	—	4,115,620
CLS International Equity Fund	787,595	8,940,169	9,727,764
CLS Shelter Fund	630,936	—	630,936

For the year ended November 30, 2015:

		Long-Term
Portfolio	Ordinary Income ($)	Capital Gains ($)	Total ($)
Milestone Treasury Obligations Fund	$22,291	$—	$22,291

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

As of April 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

			Post	Capital
		Undistributed	October	Loss	Other	Unrealized	Total
	Undistributed	Long-Term	Loss and	Carry	Book/Tax	Appreciation/	Accumulated
	Ordinary	Capital Gains	Late Year	Forwards	Differences	(Depreciation)	Earnings/
Portfolio	Income ($)	($)	Loss ($)	($)	($)	($)	(Deficits) ($)
CLS Global Aggressive Equity Fund	$—	$28,364	$—	$—	$—	$9,797,178	$9,825,542

CLS Global Diversified Fund	4,125,412	—	(3,317,681)	(4,801,427)	—	52,506,715	48,513,019

CLS Global Growth Fund	231,026	1,456,042	—	—	—	16,148,691	17,835,759

CLS Growth and Income Fund	1,204,866	744,632	—	—	—	19,574,939	21,524,437

CLS Flexible Income Fund	415,631	—	(925,652)	(590,824)	—	(457,900)	(1,558,745)

CLS International Equity Fund	—	—	(290,323)	(700,440)	—	945,427	(45,336)

CLS Shelter Fund	—	—	(2,801,738)	—	—	4,156,197	1,354,459

Milestone Treasury Obligations Fund	29,227	—	—	—	(28,993)	—	234

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships and C-Corporation return of capital distributions. In addition, the amount listed under other book/tax differences is primarily attributable to dividends payable.

AdvisorOne Funds Semi-Annual Report

Notes to Financial Statements (Unaudited) (Continued)

October 31, 2016

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Portfolio	Post October Losses ($)
CLS Global Diversified Fund	$3,317,681
CLS Flexible Income Fund	925,652
CLS International Equity Fund	290,323
CLS Shelter Fund	2,801,738

At April 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Non-Expiring	Non-Expiring
Portfolio	2018($)	Short-Term ($)	Long-Term ($)	Total ($)
CLS Global Diversified Fund	$—	$4,801,427	$—	$4,801,427
CLS Flexible Income Fund	—	262,808	328,016	590,824
CLS International Equity Fund	—	692,157	8,283	700,440

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, and adjustments for paydowns, partnerships and non-deductible expenses, resulted in reclassifications for the year ended April 30, 2016 as follows:

		Undistributed Ordinary	Undistributed Long-
Portfolio	Paid In Capital ($)	Income (Loss) ($)	Term Gains (Loss) ($)
CLS Global Aggressive Equity Fund	$(17)	$26,471	$(26,454)
CLS Global Diversified Equity Fund	—	(29,595)	29,595
CLS Global Growth Fund	—	(1,266,294)	1,266,294
CLS Growth and Income Fund	—	517,228	(517,228)
CLS Flexible Income Fund	—	189,353	(189,353)
CLS International Equity Fund	(160,816)	160,816	—
CLS Shelter Fund	—	(65,052)	65,052

11.	Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no other material items requiring adjustment or disclosure in the financial statements.

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited)

As a shareholder of the Funds you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses: The first section of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AdvisorOne Funds Semi-Annual Report

Shareholder Expense Example (Unaudited)(Continued)

	Beginning	Ending Account	Expense	Expenses Paid
	Account Value	Value	Ratio	During the
	5/1/16 ($)	10/31/16 ($)	(Annualized)	Period ($)
CLS Global Diversified Fund
Actual:	$1,000.00	$1,038.40	1.15%	$5.91	*
Hypothetical (5% return before expenses):	$1,000.00	$1,019.41	1.15%	$5.85	*

CLS Growth and Income Fund
Actual	$1,000.00	$1,028.40	1.15%	$5.88	*
Hypothetical (5% return before expenses):	$1,000.00	$1,019.41	1.15%	$5.85	*

CLS Global Growth Fund
Actual	$1,000.00	$1,032.40	1.15%	$5.89	*
Hypothetical (5% return before expenses):	$1,000.00	$1,019.41	1.15%	$5.85	*

CLS International Equity Fund
Actual	$1,000.00	$1,016.70	1.15%	$5.85	*
Hypothetical (5% return before expenses):	$1,000.00	$1,019.41	1.15%	$5.85	*

CLS Flexible Income Fund
Actual	$1,000.00	$1,022.10	0.80%	$4.08	*
Hypothetical (5% return before expenses):	$1,000.00	$1,021.17	0.80%	$4.08	*

CLS Global Aggressive Equity Fund
Actual	$1,000.00	$1,052.20	1.15%	$5.95	*
Hypothetical (5% return before expenses):	$1,000.00	$1,019.41	1.15%	$5.85	*

CLS Shelter Fund
Actual	$1,000.00	$1,035.20	1.15%	$5.90	*
Hypothetical (5% return before expenses):	$1,000.00	$1,019.41	1.15%	$5.85	*

Milestone Treasury Obligations Fund
Actual:
Investor Class	$1,000.00	$1,000.80	0.20%	$1.01	*
Institutional Class	$1,000.00	$1,000.80	0.20%	$1.01	*
Hypothetical (5% return before expenses):
Investor Class	$1,000.00	$1,024.20	0.20%	$1.02	*
Institutional Class	$1,000.00	$1,024.20	0.20%	$1.02	*

*	Expenses are equal to each Fund’s respective annual expense ratios for the most recent six month period, multiplied by the average account value over the period, multiplied by 184/365.

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AdvisorOne Funds Semi-Annual Report

Proxy Voting Policy

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-811-0225 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-811-0225.

ABOUT CLS

CLS Investments (CLS) is a third party investment manager, ETF strategist, and long-time trusted partner in the financial industry. CLS’s extensive risk management experience, active asset allocation approach, and customizable strategy offerings have led clients to entrust their portfolios to CLS since 1989.

Through CLS’s partnership structure, your financial advisor maintains a direct relationship with you, while CLS’s portfolio management and analytics teams take on the day-to-day research, trading, and operations required to manage your account. Together, you and your advisor use the tools CLS provides to determine the investing strategy, investment types, and risk tolerance level most appropriate for you. Your advisor provides this information to CLS so we can accordingly make timely active asset allocation decisions within your portfolio. Through this mutually beneficial connection, CLS enhances your advisor’s service to you.

1989
Founded

$6.9B*
Assets Under Management

35K+
CLS clients

13
Portfolio managers & analysts

170+
Years of combined investment management experience

*As of 10/31/16

888.455.4244	CLSinvest.com	Follow us: @clsinvestments

Item 2. Code of Ethics. Not required for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not required for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not required for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Funds. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not required for semi-annual reports.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach, Principal Executive Officer/President

Ryan Beach, Principal Executive Officer/ President

Date 1/6/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach, Principal Executive Officer/President

Ryan Beach, Principal Executive Officer/President

Date 1/6/17

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 1/6/17